UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Rochester Limited Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2012

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes–100.4%
Alabama–1.3%
$2,405,000	AL HFA (South Bay Apartments)[1]	5.950%	02/01/2033	02/01/2013	A	$2,409,113
145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)	5.750	03/01/2027	01/31/2013	A	145,213
40,000	Bessemer, AL GO	6.250	02/01/2024	02/01/2013	A	40,098
80,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	5.625	05/15/2017	01/31/2013	A	80,170
155,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	6.000	05/15/2019	01/31/2013	A	155,333
4,610,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)	7.250	04/01/2015	01/31/2013	A	4,627,168
2,290,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	11/15/2015	A	2,474,597
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.000	12/01/2021	02/01/2021	B	63,292
855,000	Butler, AL Industrial Devel. Board (Georgia-Pacific Corp.)[1]	5.750	09/01/2028	09/01/2014	A	890,782
115,000	Courtland, AL Industrial Devel. Board (Champion International Corp.)[1]	6.000	08/01/2029	02/01/2013	A	115,721
2,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.000	11/01/2013	11/01/2013		2,058,560
3,280,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.800	05/01/2022	05/01/2013	A	3,356,785
9,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	6.250	08/01/2025	08/01/2013	A	9,242,910
200,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	7.000	02/01/2036	02/01/2019	A	220,528
3,975,000	Fairfield, AL GO	6.000	06/01/2031	04/01/2022	A	4,383,789
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,637,262
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	01/01/2014	A	101,908
345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	01/01/2014	A	351,579
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/01/2014	A	7,867,298
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/01/2014	A	4,815,153
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/01/2014	A	468,777
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/01/2014	A	8,264,739
2,095,000	Jefferson County, AL Sewer[1]	5.250	02/01/2014	02/01/2013	A	2,114,463
2,485,000	Jefferson County, AL Sewer[1]	5.250	02/01/2015	02/01/2013	A	2,509,080

1	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Alabama Continued
$9,840,000	Jefferson County, AL Sewer[1]	5.250%	02/01/2016	02/01/2013	A	$9,912,718
290,000	Jefferson County, AL Sewer[1]	5.625	02/01/2022	07/18/2021	B	217,677
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	02/15/2013	A	51,102
130,000	New Hope, AL Water & Sewer[1]	5.000	07/01/2022	07/01/2013	A	131,191
115,000	Satsuma, AL Waterworks & Sewer Board[1]	6.000	07/01/2025	01/31/2013	A	115,230
500,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.700	03/01/2024	01/31/2013	A	501,975

						76,324,211
Alaska–0.2%
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)	5.250	12/01/2021	01/31/2013	A	10,011
500,000	AK Industrial Devel. & Export Authority (Snettisham)	5.500	01/01/2017	01/31/2013	A	501,265
890,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000	01/01/2015	01/31/2013	A	892,955
10,000	AK International Airports[1]	5.000	10/01/2024	01/31/2013	A	10,016
1,835,000	AK International Airports[1]	5.500	10/01/2016	10/01/2013	A	1,903,556
5,740,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	06/01/2014	A	5,744,477

						9,062,280
Arizona–2.6%
36,075,000	AZ Health Facilities Authority (Banner Health System)[2]	6.000	01/01/2030	01/01/2013	A	36,075,000
3,470,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2022	01/01/2018	A	3,924,154
3,635,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2023	01/01/2018	A	4,096,063
4,220,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2024	01/01/2018	A	4,730,915
4,380,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2025	01/01/2018	A	4,898,242
4,540,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2026	01/01/2018	A	5,055,653
7,360,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2027	01/01/2018	A	8,181,376
7,670,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2028	01/01/2018	A	8,537,400
15,000,000	Glendale, AZ Western Loop Public Facilities[1]	6.250	07/01/2038	01/01/2014	A	15,880,350
1,000,000	Glendale, AZ Western Loop Public Facilities[1]	7.000	07/01/2028	01/01/2014	A	1,065,850
12,500,000	Glendale, AZ Western Loop Public Facilities[1]	7.000	07/01/2033	01/01/2014	A	13,323,125
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)	6.750	10/01/2031	01/31/2013	A	1,375,564

2	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona Continued
$2,815,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250%	08/01/2031	08/01/2018	A	$3,087,464
1,320,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)	7.750	07/01/2021	07/01/2013	A	1,347,654
1,365,000	Litchfield Park, AZ Community Facility District	6.375	07/15/2026	01/31/2013	A	1,365,587
545,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000	01/01/2014	07/07/2013	B	539,299
75,000	Maricopa County, AZ IDA (Phoenix West Prison)[1]	5.000	07/01/2016	07/01/2013	A	75,791
7,000,000	Maricopa County, AZ Pollution Control Corp. (Public Service Company of New Mexico)[1]	5.200	06/01/2043	06/01/2020	C	8,027,040
3,530,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.000	05/01/2013	05/01/2013		3,585,598
875,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.500	11/01/2017	07/29/2015	B	717,211
30,000	Pima County, AZ IDA (International Studies Academy)[1]	6.750	07/01/2031	07/01/2013	A	30,136
10,350,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/12/2015	A	10,978,038
500,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	6.375	09/01/2029	03/01/2013	A	503,090
2,270,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.450	12/01/2017	01/11/2016	B	2,375,078
5,115,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated Group)[1]	5.250	09/01/2030	09/01/2013	A	5,165,280
260,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250	07/01/2038	07/01/2016	A	266,596
1,750,000	Verrado, AZ Community Facilities District No. 1	6.500	07/15/2027	07/15/2013	A	1,756,720
1,650,000	Yavapai County, AZ IDA (Yavapai Regional Medical Center)[1]	6.000	08/01/2033	08/01/2013	A	1,693,610

						148,657,884
Arkansas–0.0%
165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800	12/01/2020	01/31/2013	A	165,454
255,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.625	01/01/2035	01/01/2016	A	267,531
35,000	Little Rock, AR Airport[1]	5.250	11/01/2019	01/31/2013	A	35,097
875,000	Warren, AR Solid Waste Disposal (Potlatch Corp.)[1]	7.500	08/01/2013	02/01/2013	A	876,024

						1,344,106

3	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California–17.1%
$3,415,000	Alameda, CA Corridor Transportation Authority[1]	4.750%	10/01/2025	01/31/2013	A	$3,485,247
920,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	01/31/2013	A	942,880
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400	10/01/2024	10/01/2017	A	2,805,425
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,456,585
500,000	Alameda, CA Transportation Authority[1]	5.250	10/01/2021	01/31/2013	A	506,490
3,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	01/31/2013	A	3,008,730
4,350,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2013	A	4,442,264
3,160,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2023	08/01/2022	A	3,812,414
3,440,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2024	08/01/2022	A	4,119,159
3,735,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2025	08/01/2022	A	4,481,178
6,055,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2026	08/01/2022	A	7,172,753
4,180,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	01/31/2013	A	4,244,038
3,000,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	01/31/2013	A	3,045,960
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,581,516
1,215,000	Berkeley, CA Joint Powers Financing Authority[1]	5.000	10/01/2023	10/01/2022	A	1,445,984
425,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2020	06/01/2020		494,262
145,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2021	06/01/2021		169,515
470,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2022	06/01/2022		550,135
395,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	01/10/2017	B	379,674
15,570,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250	06/01/2021	04/05/2017	B	15,407,761
8,570,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450	06/01/2028	10/28/2024	B	8,472,816
2,455,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	09/22/2015	B	2,333,625
3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600	06/01/2036	05/11/2030	B	2,993,020
3,755,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625	06/01/2023	01/31/2013	A	3,765,589

4	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650%	06/01/2041	12/17/2034	B	$2,893,080
5,690,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	05/02/2017	B	5,653,869
9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	01/31/2013	A	9,001,440
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	08/06/2024	B	2,469,930
4,450,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	04/14/2015	B	4,434,114
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	08/04/2028	B	133,229
9,475,000	CA Dept. of Veterans Affairs Home Purchase[1]	4.900	12/01/2022	12/01/2016	A	10,051,459
490,000	CA GO1	5.000	02/01/2019	02/01/2013	A	491,813
6,955,000	CA GO1	5.000	02/01/2025	02/01/2022	A	8,311,225
2,500,000	CA GO1	5.000	09/01/2025	09/01/2018	A	2,899,125
7,975,000	CA GO1	5.000	02/01/2026	02/01/2022	A	9,460,583
2,500,000	CA GO1	5.000	09/01/2026	09/01/2018	A	2,888,975
3,000,000	CA GO1	5.000	09/01/2027	09/01/2018	A	3,454,620
15,000,000	CA GO1	5.250	10/01/2025	10/01/2021	A	18,085,800
10,430,000	CA GO1	5.250	10/01/2026	10/01/2021	A	12,506,196
175,000	CA GO1	5.250	02/01/2030	02/01/2013	A	175,574
2,400,000	CA GO1	5.375	06/01/2026	06/01/2013	A	2,443,968
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,513,380
17,795,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500	06/01/2027	06/18/2018	B	16,696,337
10,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2021	01/31/2013	A	10,022,800
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2033	03/20/2029	B	2,276,275
50,000	CA Health Facilities Financing Authority (Adventist Health System/West)[1]	5.000	03/01/2028	03/01/2013	A	50,173
5,765,000	CA Health Facilities Financing Authority (CHW)[1]	5.250	03/01/2024	03/01/2016	A	6,393,039
2,220,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	01/31/2013	A	2,223,530
300,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	01/31/2013	A	300,846
1,450,000	CA Health Facilities Financing Authority (Scripps Health)[1]	5.000	11/15/2026	11/15/2021	A	1,709,753
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[2]	5.750	11/15/2031	11/15/2031		61,325,000
540,000	CA HFA (Home Mtg.)[1]	4.100	02/01/2015	02/01/2015		552,512

5	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$150,000	CA HFA (Home Mtg.)[1]	4.125%	02/01/2015	02/01/2015		$152,942
780,000	CA HFA (Home Mtg.)[1]	4.150	02/01/2016	02/01/2016		802,846
175,000	CA HFA (Home Mtg.)[1]	4.300	02/01/2016	02/01/2016		182,726
415,000	CA HFA (Home Mtg.)[1]	4.350	08/01/2017	02/01/2017	A	424,935
5,015,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	5,141,679
2,305,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	2,333,029
1,180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		1,199,612
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,095,360
5,145,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2026	05/14/2024	B	5,124,266
1,960,000	CA HFA (Home Mtg.)[1]	4.650	08/01/2022	02/01/2017	A	1,988,675
4,135,000	CA HFA (Home Mtg.)[1]	4.700	08/01/2026	08/01/2026		4,105,724
14,770,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017	A	15,147,226
4,480,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	01/15/2014	A	4,617,805
1,630,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	1,692,902
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	51,585
875,000	CA HFA (Home Mtg.)	5.500	02/01/2042	02/01/2016	A	892,421
11,580,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	09/01/2013	A	12,082,109
115,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	02/01/2013	A	115,102
3,775,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	02/01/2013	A	3,904,483
5,050,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	02/01/2013	A	5,116,761
12,990,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	02/01/2013	A	13,354,759
2,000,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015	A	2,029,820
285,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	285,499
1,745,000	CA HFA, Series C1	5.750	08/01/2030	02/01/2016	A	1,825,828
14,205,000	CA Public Works[1]	5.000	04/01/2025	04/01/2022	A	16,419,702
13,000,000	CA Public Works[1]	5.000	04/01/2026	04/01/2022	A	14,944,410
10,065,000	CA Public Works[1]	5.375	03/01/2023	03/01/2020	A	11,839,862
3,000,000	CA Public Works[1]	5.375	03/01/2024	03/01/2020	A	3,486,720
10,160,000	CA Public Works[1]	6.625	11/01/2034	05/02/2019	A	12,409,221
4,165,000	CA Public Works (California State Prisons)[1]	5.250	10/01/2022	10/01/2021	A	5,061,808
4,000,000	CA Public Works (California State Prisons)[1]	5.250	10/01/2023	10/01/2021	A	4,779,680
2,870,000	CA Public Works (California State Prisons)[1]	5.250	10/01/2025	10/01/2021	A	3,347,482
5,215,000	CA Public Works (Dept. of Corrections & Rehabilitations)[1]	5.000	06/01/2022	06/01/2022		6,324,700
8,420,000	CA Public Works (Dept. of Corrections & Rehabilitations)[1]	5.000	06/01/2027	06/01/2022	A	9,647,299
4,500,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	01/31/2013	A	4,561,425
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2015	01/31/2013	A	25,095

6	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$1,500,000	CA Public Works (Dept. of General Services)[1]	6.125%	04/01/2028	04/01/2019	A	$1,806,015
2,500,000	CA Public Works (Dept. of Mental Health)[1]	5.000	06/01/2024	06/01/2014	A	2,620,575
7,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2025	12/01/2021	A	8,180,480
2,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	2,328,460
7,800,000	CA Public Works (Various Capital Projects)[1]	5.000	04/01/2024	04/01/2022	A	9,130,602
3,075,000	CA Public Works (Various Capital Projects)[1]	5.000	04/01/2027	04/01/2022	A	3,516,324
3,000,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2022	10/01/2021	A	3,645,960
5,500,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2023	10/01/2021	A	6,572,060
3,055,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2024	10/01/2021	A	3,594,544
3,280,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2025	10/01/2021	A	3,825,694
4,370,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2026	10/01/2021	A	5,075,930
70,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	01/31/2013	A	70,262
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	710,376
2,340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	2,599,342
310,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	06/06/2016	B	303,016
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	01/31/2013	A	10,019
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	252,448
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	01/31/2013	A	350,973
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	3,269,640
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	2,179,760
3,165,000	Clovis, CA Public Financing Authority[1]	5.000	03/01/2027	01/31/2013	A	3,243,714
3,655,000	Coachella, CA Water Authority[1]	5.000	03/01/2033	03/01/2013	A	3,756,792
430,000	Compton, CA Community College District[1]	5.000	07/01/2018	07/01/2018		486,102
1,435,000	Compton, CA Community College District[1]	5.000	07/01/2019	07/01/2019		1,638,368
11,255,000	Compton, CA Public Finance Authority	5.000	09/01/2022	09/01/2022		10,101,025

7	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$500,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125%		08/01/2019	09/05/2017	B	$491,085
2,685,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000		09/01/2031	09/01/2013	A	2,761,818
2,295,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000		09/01/2023	09/01/2014	A	2,424,254
3,865,000	Delano, CA Financing Authority (Police Station)[1]	5.000		12/01/2025	12/01/2020	A	4,434,199
5,985,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000		11/01/2021	12/06/2017	A	6,917,583
8,000,000	El Dorado, CA Irrigation District COP[1]	5.750		08/01/2039	08/01/2014	A	8,543,760
40,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.800		07/01/2014	01/31/2013	A	40,036
2,000,000	Elk Grove, CA Unified School District Special Tax	6.500		12/01/2024	03/03/2022	B	2,483,100
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000		10/01/2022	10/01/2015	A	2,425,341
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500		09/01/2032	01/31/2013	A	2,554,325
8,000,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250		09/01/2017	03/01/2013	A	8,037,440
150,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.483	[3]	01/15/2017	01/31/2013	A	119,912
2,000,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.850		01/15/2023	01/15/2014	A	2,069,400
750,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2026	01/15/2014	A	774,810
5,300,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2026	01/15/2014	A	5,481,949
490,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2027	01/15/2014	A	506,209
9,000,000	Fresno, CA Airport	5.800		07/01/2030	01/31/2013	A	9,031,860
315,000	Fresno, CA Joint Powers Financing Authority[1]	5.500		06/01/2015	01/31/2013	A	316,342
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000		09/01/2022	09/01/2015	A	5,164,099
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000		09/01/2023	09/01/2015	A	5,158,709
2,000,000	Glendale, CA Redevel. Agency Tax Allocation[1]	5.500		12/01/2024	12/01/2016	A	2,107,980
2,750,000	Huntington Park, CA Pulic Financing Authority[1]	5.000		09/01/2022	09/01/2014	A	2,984,355
20,000	Lake Elsinore, CA Unified School District COP[1]	4.750		02/01/2020	02/01/2013	A	20,018
25,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village Assessment District 03-1)	5.800		09/02/2018	03/02/2013	A	25,600

8	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$4,280,000	Long Beach, CA Bond Finance Authority (Public Safety Facilities)	5.000%	11/01/2026	01/03/2013	A	$4,281,113
1,000,000	Los Angeles County, CA Public Works Financing Authority[1]	5.000	09/01/2024	09/01/2016	A	1,076,550
1,000,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2023	08/01/2022	A	1,180,360
1,000,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2024	08/01/2022	A	1,172,030
1,250,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2025	08/01/2022	A	1,461,163
1,500,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2026	08/01/2022	A	1,741,305
1,000,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2027	08/01/2022	A	1,159,610
3,140,000	Los Angeles, CA Community Redevel. Agency (Bunker Hill)[1]	5.000	12/01/2021	12/01/2014	A	3,365,452
1,930,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000	05/15/2023	05/15/2016	A	2,076,815
2,250,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2019	07/01/2013	A	2,301,818
4,015,000	Los Angeles, CA Multifamily Hsg. (LA Colorado Terrace)[1]	5.200	11/20/2032	05/20/2013	A	4,245,782
7,060,000	Los Angeles, CA Municipal Improvement Corp.[1]	5.000	03/01/2022	03/01/2022		8,393,281
175,000	Los Angeles, CA Parking System[1]	5.250	05/01/2020	05/01/2013	A	177,298
2,170,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.000	12/01/2012	12/01/2012		2,077,762
100,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	01/31/2013	A	100,385
6,750,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2024	10/01/2022	A	7,818,660
7,905,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2026	10/01/2022	A	9,022,846
8,300,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2027	10/01/2022	A	9,438,096
2,000,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000	10/01/2022	10/01/2022		2,377,780
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000	10/01/2023	10/01/2022	A	9,134,337
155,000	Maywood, CA Public Financing Authority	7.000	09/01/2028	09/01/2013	A	155,479

9	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300%		10/01/2030	01/31/2013	A	$3,826,379
8,715,000	Montebello, CA COP[1]	5.375		11/01/2026	01/31/2013	A	8,728,944
1,000,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950		09/01/2034	03/01/2013	A	1,002,910
3,955,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2020	09/01/2020		4,661,363
4,155,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2021	09/01/2021		4,904,770
2,360,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2022	09/01/2022		2,785,555
4,545,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2023	09/01/2022	A	5,304,742
1,080,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2024	09/01/2022	A	1,251,979
1,080,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2025	09/01/2022	A	1,248,761
605,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2026	09/01/2022	A	696,264
1,185,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2027	09/01/2022	A	1,355,273
11,950,000	Northern CA Gas Authority[1]	0.691	[4]	07/01/2013	07/01/2013		11,925,742
45,600,000	Northern CA Gas Authority[1]	0.841	[4]	07/01/2017	07/01/2013	A	43,805,640
21,855,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750		06/01/2023	07/31/2016	B	21,139,030
9,840,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.375		06/01/2038	07/08/2031	B	8,682,029
1,310,000	Northern, CA Inyo County Local Hospital District[1]	6.000		12/01/2021	05/26/2019	A	1,491,003
250,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000		04/01/2017	01/31/2013	A	250,490
5,455,000	Oakland, CA Unified School District[1]	5.000		08/01/2025	08/01/2015	A	5,626,396
9,275,000	Oakland, CA Unified School District[1]	5.250		08/01/2024	02/01/2013	A	9,307,648
1,000,000	Oakland, CA Unified School District	5.500		08/01/2032	08/01/2022	A	1,097,930
1,515,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500		09/02/2020	03/02/2013	A	1,532,756
2,935,000	Orange, CA Redevel. Agency Tax Allocation[1]	4.800		09/01/2023	09/01/2013	A	3,004,119
2,680,000	Oroville, CA Public Financing Authority[1]	5.000		09/15/2030	01/31/2013	A	2,719,208
1,550,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)[1]	5.000		06/01/2022	06/01/2014	A	1,635,095
1,275,000	Pacifica, CA COP[1]	5.000		01/01/2022	01/01/2016	A	1,410,456

10	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$100,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)[1]	5.500%	01/01/2028	01/31/2013	A	$100,177
135,000	Palmdale, CA Civic Authority (Park Improvement & Avenue S Construction)[1]	5.000	09/01/2032	09/01/2013	A	137,487
4,550,000	Palomar Pomerado, CA Health Care District COP[1]	6.750	11/01/2039	11/01/2019	A	5,144,731
1,500,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2023	08/01/2013	A	1,530,210
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	142,940
3,200,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2021	08/01/2013	A	3,264,448
5,000,000	Porterville, CA COP[1]	5.000	07/01/2030	07/01/2015	A	5,189,600
940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	03/01/2013	A	969,497
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	5.000	09/01/2022	09/01/2013	A	2,050,440
380,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	08/07/2016	B	227,023
1,035,000	Riverside County, CA Redevel. Agency[1]	4.500	08/01/2023	08/01/2014	A	1,074,320
205,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	12/01/2021		233,218
3,710,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2023	11/01/2022	A	4,288,760
25,000	Rocklin, CA Unified School District Community District No. 1[1]	4.625	09/01/2018	01/31/2013	A	25,034
2,000,000	Rowland, CA Unified School District[1]	5.000	08/01/2028	08/01/2013	A	2,043,520
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	02/01/2016	A	5,973,938
5,395,000	Sacramento County, CA COP (Juvenile Courthouse)[1]	5.000	12/01/2034	12/01/2013	A	5,564,565
1,370,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	01/31/2013	A	1,372,137
6,050,000	Sacramento, CA City Financing Authority (California EPA Building)	5.250	05/01/2019	01/31/2013	A	6,051,210
3,850,000	Sacramento, CA City Unified School District[1]	5.250	07/01/2023	07/01/2022	A	4,660,656
4,045,000	Sacramento, CA City Unified School District[1]	5.250	07/01/2024	07/01/2022	A	4,809,060
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		170,979
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		57,153

11	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750%	10/01/2019	10/01/2019		$28,759
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,508
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		690,468
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		259,560
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,153,600
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		143,380
6,750,000	San Diego, CA Convention Center Expansion Financing Authority[1]	5.000	04/15/2026	04/15/2022	A	7,679,205
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	01/31/2013	A	426,029
530,000	San Joaquin Hills, CA Transportation Corridor Agency	5.250	01/15/2030	01/15/2030		518,891
4,000,000	San Jose, CA Airport[1]	5.125	03/01/2020	03/01/2014	A	4,159,640
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	511,480
2,450,000	San Marcos, CA Public Facilities Authority[1]	5.000	08/01/2026	08/01/2013	A	2,499,123
1,800,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise	6.125	03/01/2013	03/01/2013		1,807,686
200,000	Saugus, CA Union School District Special Tax	4.250	09/01/2022	09/01/2022		205,990
185,000	Saugus, CA Union School District Special Tax	4.375	09/01/2023	03/01/2013	A	190,613
125,000	Saugus, CA Union School District Special Tax	4.500	09/01/2024	09/01/2022	A	128,449
100,000	Saugus, CA Union School District Special Tax	4.625	09/01/2025	09/01/2022	A	102,758
500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	579,650
1,570,000	South Gate, CA Utility Authority[1]	5.250	10/01/2023	10/01/2022	A	1,865,458
1,655,000	South Gate, CA Utility Authority[1]	5.250	10/01/2024	10/01/2022	A	1,937,906
1,740,000	South Gate, CA Utility Authority[1]	5.250	10/01/2025	10/01/2022	A	2,019,722
1,330,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	1,530,045
21,705,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	06/01/2014	A	21,745,371
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	09/01/2021		108,755
1,105,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.000	09/01/2022	09/01/2022		1,211,378
1,000,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2023	09/01/2022	A	1,106,100

12	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$1,075,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250%		09/01/2024	09/01/2022	A	$1,183,607
1,310,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2025	09/01/2022	A	1,426,983
5,000,000	University of California[1]	5.000		05/15/2033	05/15/2013	A	5,123,850
1,445,000	Upland, CA Community Redevel. Agency[1]	4.750		09/01/2023	09/01/2013	A	1,507,135
6,615,000	Val Verde, CA Unified School District[1]	5.500		08/01/2033	08/01/2018	A	7,626,235
3,500,000	Vernon, CA Electric System[1]	5.125		08/01/2021	08/01/2019	A	3,952,375
1,000,000	Washington Township, CA Health Care District[1]	5.250		07/01/2029	01/31/2013	A	1,001,730
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000		06/01/2030	06/01/2016	A	3,399,328
900,000	Westlands, CA Water District[1]	5.000		09/01/2026	09/01/2022	A	1,062,621
900,000	Westlands, CA Water District[1]	5.000		09/01/2027	09/01/2022	A	1,057,635
880,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1[1]	5.000		09/01/2025	09/01/2021	A	955,962

							973,346,320
Colorado–1.6%
6,315,000	CO E-470 Public Highway Authority	4.282	[3]	09/01/2022	09/01/2022		4,239,512
1,360,000	CO E-470 Public Highway Authority	4.600	[3]	09/01/2023	09/01/2023		862,526
3,580,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	3,899,014
1,995,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	2,172,774
1,975,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	2,150,992
7,675,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	8,358,919
1,300,000	CO Health Facilities Authority (Denver Options)	5.000		02/01/2017	01/14/2013	A	1,302,054
2,190,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan Society)[1]	5.000		12/01/2025	06/01/2022	A	2,460,312
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500		05/15/2028	05/08/2018	A	2,154,160
25,000	CO Hsg. & Finance Authority (Heatherwood Apartments)[1]	5.450		10/01/2029	01/31/2013	A	25,033
20,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.450		10/01/2028	01/31/2013	A	20,026
5,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.700		10/01/2021	01/31/2013	A	5,012
20,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.900		10/01/2038	01/31/2013	A	20,030
315,000	CO Hsg. & Finance Authority (Single Family)[1]	5.900		08/01/2023	02/01/2013	A	333,059
5,000	CO Hsg. & Finance Authority (Single Family)[1]	6.300		08/01/2016	08/01/2016		5,201

13	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado Continued
$110,000	CO Hsg. & Finance Authority (Single Family)[1]	6.450%	04/01/2030	04/01/2016	A	$112,365
430,000	CO Hsg. & Finance Authority (Single Family)[1]	6.900	04/01/2029	04/01/2017	A	443,627
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	4,548,141
90,000	CO Water Resources & Power Devel. Authority	5.000	09/01/2019	01/31/2013	A	90,345
7,170,000	Colorado Springs, CO Hsg. Authority (Winfield Apartments)[1]	5.450	03/01/2034	01/31/2013	A	7,406,467
1,410,000	Denver, CO City & County Airport[1]	5.000	11/15/2023	11/15/2022	A	1,669,088
17,150,000	Denver, CO City & County Airport[1]	5.000	11/15/2024	11/15/2022	A	20,125,525
5,035,000	Denver, CO City & County Airport[1]	5.000	11/15/2025	11/15/2022	A	5,871,011
1,750,000	Denver, CO City & County Airport[1]	5.000	11/15/2026	11/15/2022	A	2,028,600
5,000,000	Denver, CO City & County Airport[1]	5.000	11/15/2027	11/15/2022	A	5,772,550
8,000,000	Denver, CO City & County Airport[1]	5.000	11/15/2028	11/15/2022	A	9,163,040
265,000	Denver, CO City & County Airport	6.125	11/15/2025	01/31/2013	A	266,280
235,000	Eagle County, CO Airport Terminal Corp.	5.050	05/01/2015	03/09/2014	B	246,257
890,000	Fremont County, CO COP[1]	5.250	12/15/2022	12/15/2013	A	931,296
1,760,000	Fremont County, CO COP[1]	5.250	12/15/2022	12/15/2013	A	1,824,539
3,000,000	Park Creek, CO Metropolitan District[1]	5.250	12/01/2025	12/01/2015	A	3,208,920

						91,716,675
Connecticut–0.0%
235,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375	07/01/2026	01/31/2013	A	235,486
335,000	CT H&EFA (Hospital for Special Care/HSC Community Services/Foundation of Special Care Obligated Group)[1]	5.250	07/01/2027	07/01/2017	A	349,777
300,000	CT H&EFA (William W Backus Hospital)[1]	5.000	07/01/2017	01/31/2013	A	300,708
100,000	CT Special Obligation Parking (Bradley International Airport Parking Company)[1]	6.500	07/01/2018	01/31/2013	A	100,184
70,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2014	01/17/2013	A	70,257
1,200,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	01/31/2013	A	1,204,632
15,000	Sprague, CT GO1	5.375	09/01/2020	01/31/2013	A	15,046

						2,276,090
Delaware–0.0%
50,000	DE Health Facilities Authority (Catholic Health East)[1]	5.125	11/15/2024	11/15/2013	A	51,225

14	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
District of Columbia–1.5%
$200,000	District of Columbia (James F. Oyster Elementary School)	6.450%	11/01/2034	01/31/2013	A	$200,018
2,500,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,046,825
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)[1]	5.250	07/01/2022	01/31/2013	A	100,371
13,295,000	District of Columbia Tobacco Settlement Financing Corp.	6.250	05/15/2024	01/31/2013	A	13,627,109
43,210,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	01/08/2021	B	50,755,762
19,500,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	01/31/2013	A	19,695,195

						87,425,280
Florida–7.1%
2,770,000	Arborwood, FL Community Devel. District (Centex Homes)	5.250	05/01/2016	05/01/2016		2,708,645
15,000	Baker County, FL Hospital Authority	5.300	12/01/2023	05/31/2013	A	14,999
450,000	Baker County, FL Hospital Authority (Baker County Medical Services)	5.100	12/01/2013	01/31/2013	A	450,540
10,000	Bay County, FL Water System	6.250	09/01/2014	01/31/2013	A	10,049
245,000	Broward County, FL HFA	5.400	10/01/2038	04/01/2016	A	253,188
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	10/01/2045	04/01/2016	A	47,753
15,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700	11/01/2029	01/31/2013	A	15,022
75,000	Broward County, FL HFA (Praxis of Deerfield Beach III)[1]	5.300	09/01/2023	02/01/2013	A	75,129
90,000	Broward County, FL HFA (Praxis of Deerfield Beach)[1]	5.350	03/01/2031	02/01/2013	A	90,110
30,000	Broward County, FL HFA (Stirling Apartments)[1]	5.300	10/01/2023	01/31/2013	A	30,030
105,000	Broward County, FL HFA (Stirling Apartments)[1]	5.650	10/01/2028	01/31/2013	A	105,091
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650	01/01/2022	01/31/2013	A	50,091
5,000,000	Broward County, FL School Board[1]	5.000	07/01/2027	07/01/2022	A	5,787,750
2,215,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2021	09/01/2017	A	2,398,956
1,945,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2022	09/01/2017	A	2,089,086
2,090,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2023	09/01/2017	A	2,235,652
1,730,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2024	09/01/2017	A	1,837,122

15	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida Continued
$2,535,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750%	09/01/2025	09/01/2017	A	$2,687,607
2,750,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750	09/01/2026	09/01/2017	A	2,886,070
375,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400	12/01/2027	01/31/2013	A	375,544
240,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.450	06/01/2039	01/31/2013	A	240,182
1,000,000	Colonial Country Club, FL Community Devel.[1]	6.400	05/01/2033	05/01/2013	A	1,025,960
210,000	Dade County, FL Aviation (Miami International Airport)	5.125	10/01/2027	01/14/2013	A	210,363
615,000	Dade County, FL GO (Seaport)[1]	5.400	10/01/2021	01/31/2013	A	617,171
120,000	Dade County, FL GO (Seaport)[1]	5.450	10/01/2016	01/31/2013	A	120,505
275,000	Dade County, FL GO (Seaport)[1]	5.500	10/01/2026	01/31/2013	A	275,946
1,075,000	Dade County, FL GO (Seaport)[1]	5.750	10/01/2015	01/31/2013	A	1,079,795
70,000	Dade County, FL HFA (Golden Lakes Apartments)	5.900	11/01/2022	01/31/2013	A	70,080
535,000	Dade County, FL HFA (Golden Lakes Apartments)	5.950	11/01/2027	01/31/2013	A	535,401
355,000	Dade County, FL HFA (Golden Lakes Apartments)	6.000	11/01/2032	01/31/2013	A	355,252
770,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	01/31/2013	A	770,508
110,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	01/31/2013	A	110,228
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	01/31/2013	A	230,354
440,000	Dade County, FL Res Rec	5.500	10/01/2013	01/31/2013	A	441,822
1,110,000	East Homestead FL Community Devel. District	7.250	05/01/2021	05/01/2021		1,208,168
5,000	Enterprise, FL Community Devel. District[1]	6.100	05/01/2016	01/31/2013	A	5,022
2,000,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.000	08/01/2026	02/01/2013	A	2,004,940
11,965,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750	11/01/2027	11/01/2013	A	12,372,049
4,175,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	08/29/2018	B	4,361,915
50,000	Escambia County, FL Utilities Authority[1]	5.000	01/01/2021	01/31/2013	A	50,160
695,000	Fiddler’s Creek, FL Community Devel. District	5.800	05/01/2021	01/31/2013	A	695,271
800,000	Fiddler’s Creek, FL Community Devel. District	5.875	05/01/2021	01/31/2013	A	800,360

16	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida Continued
$30,000	FL Agriculture & Mechanical University[1]	5.300%	07/01/2017	01/31/2013	A	$30,113
6,675,000	FL Citizens Property Insurance Corp.[1]	5.000	03/01/2014	03/01/2014		7,007,749
8,000,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2020	06/01/2020		9,415,440
13,000,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2021	06/01/2021		15,273,700
22,575,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2022	06/01/2022		26,405,978
15,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	02/01/2013	A	15,057
500,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2020	04/01/2020		578,270
1,000,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2022	04/01/2022		1,163,090
1,500,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2027	04/01/2022	A	1,670,130
150,000	FL HFA	6.300	09/01/2036	01/31/2013	A	150,144
10,000	FL HFA (Brittany of Rosemont)	6.050	07/01/2015	01/26/2013	A	10,013
20,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	01/31/2013	A	20,024
35,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	01/31/2013	A	35,385
110,000	FL HFA (Hsg. Partners of Gainesville)	5.600	07/01/2027	01/31/2013	A	110,051
45,000	FL HFA (Landings at Sea Forest)	5.850	12/01/2018	01/31/2013	A	45,057
215,000	FL HFA (Landings at Sea Forest)	6.050	12/01/2036	01/31/2013	A	215,170
210,000	FL HFA (Reserve at Kanapaha)	5.500	07/01/2020	01/29/2013	A	210,187
80,000	FL HFA (Reserve at North Shore)	5.500	11/01/2020	01/31/2013	A	80,071
25,000	FL HFA (Reserve at North Shore)	5.600	11/01/2027	01/31/2013	A	25,012
110,000	FL HFA (Spinnaker Cove Apartments)	6.375	07/01/2026	01/31/2013	A	110,114
2,665,000	FL HFA (St. Cloud Village Associates)	5.950	02/01/2030	02/01/2013	A	2,668,438
75,000	FL HFA (Stoddert Arms Apartments)	6.300	09/01/2036	01/31/2013	A	75,069
70,000	FL HFA (Wentworth Apartments)[1]	5.300	05/01/2039	01/25/2013	A	70,039
1,095,000	FL HFA (Wentworth Apartments)[1]	5.375	11/01/2029	01/25/2013	A	1,096,270
60,000	FL HFA (Wentworth Apartments)[1]	5.400	11/01/2034	01/25/2013	A	60,043
50,000	FL HFA (Westlake Apartments)[1]	5.300	09/01/2031	01/31/2013	A	50,059
15,000	FL HFA (Windchase Apartments)	5.750	12/01/2017	01/31/2013	A	15,017
60,000	FL HFA (Windchase Apartments)	6.000	06/01/2039	01/31/2013	A	60,042
145,000	FL HFA (Windchase Apartments)	6.000	06/01/2039	01/31/2013	A	145,090
50,000	FL HFA (Windchase Apartments), Series C	5.900	12/01/2027	01/31/2013	A	50,035
15,000	FL HFA (Worthington Apartments)	5.950	12/01/2015	01/31/2013	A	15,020
320,000	FL HFA (Worthington Apartments)	6.050	12/01/2025	01/31/2013	A	320,275
420,000	FL HFA (Worthington Apartments)	6.200	12/01/2035	01/31/2013	A	420,357

17	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida Continued
$15,000	FL HFC (Andrews Place Apartments)[1]	5.000%		11/01/2033	11/01/2013	A	$15,146
375,000	FL HFC (Bernwood Trace Associates)	5.834	[3]	12/01/2029	01/31/2013	A	136,984
320,000	FL HFC (Brittany of Rosemont)	6.250		07/01/2035	01/31/2013	A	320,246
20,000	FL HFC (Grande Court Apartments)[1]	5.375		02/15/2035	01/31/2013	A	20,023
215,000	FL HFC (Hampton Court Apartments)[1]	5.600		03/01/2032	01/31/2013	A	217,743
1,380,000	FL HFC (Homeowner Mtg.)[1]	5.200		07/01/2028	07/01/2017	A	1,455,610
2,425,000	FL HFC (Homeowner Mtg.)[1]	5.750		01/01/2037	01/01/2016	A	2,462,685
20,000	FL HFC (Logan’s Pointe Apartments)[1]	5.900		12/01/2019	01/31/2013	A	20,049
4,495,000	FL HFC (Logan’s Pointe Apartments)[1]	6.000		06/01/2039	01/31/2013	A	4,502,372
185,000	FL HFC (Logan’s Pointe Apartments)	6.276	[3]	12/01/2029	01/31/2013	A	63,838
25,000	FL HFC (Marina Bay Apartments)[1]	5.750		08/01/2033	02/01/2013	A	25,038
15,000	FL HFC (Marina Bay Apartments)[1]	5.800		08/01/2036	02/01/2013	A	15,020
110,000	FL HFC (Peacock Run Apartments)[1]	5.400		08/01/2042	02/01/2013	A	110,112
10,000	FL HFC (River Trace Senior Apartments)[1]	5.500		07/01/2024	01/31/2013	A	10,016
15,000	FL HFC (River Trace Senior Apartments)[1]	5.700		07/01/2035	01/31/2013	A	15,021
5,910,000	FL HFC (Valencia Trace of Orlando)	5.450		12/01/2035	01/31/2013	A	6,004,383
50,000	FL HFC (Waverly Apartments)[1]	6.200		07/01/2035	01/31/2013	A	50,092
295,000	FL HFC (Westwood Apartments)[1]	5.450		02/01/2041	02/01/2013	A	295,316
265,000	FL HFC (Woodridge Apartments)	5.850		10/01/2033	01/31/2013	A	265,151
35,000	FL HFC (Woodridge Apartments)	6.000		10/01/2039	01/31/2013	A	35,022
45,000	FL HFC (Woods Vero Beach)	5.750		10/01/2024	01/31/2013	A	45,066
220,000	FL HFC (Woods Vero Beach)	5.800		10/01/2027	01/31/2013	A	222,158
45,000	FL HFC (Woods Vero Beach)	5.900		10/01/2039	01/31/2013	A	45,046
435,000	FL Municipal Loan Council[1]	5.375		11/01/2030	05/01/2013	A	442,369
5,000	FL Municipal Loan Council	5.750		11/01/2013	05/01/2013	A	5,091
10,000	FL Municipal Loan Council	5.750		11/01/2013	01/31/2013	A	10,045
25,000	FL State Board of Regents (Florida International University)[1]	5.375		07/01/2016	01/31/2013	A	25,104
20,000	FL Water Pollution Control[1]	5.500		01/15/2014	01/31/2013	A	20,086
10,000	Gainesville, FL Utilities System	6.000		10/01/2014	01/31/2013	A	10,047
1,030,000	Greater Orlando, FL Aviation Authority[1]	5.000		10/01/2026	10/01/2022	A	1,180,277
1,080,000	Greater Orlando, FL Aviation Authority[1]	5.000		10/01/2027	10/01/2022	A	1,233,889
210,000	Gulf Breeze, FL GO	6.050		12/01/2015	01/31/2013	A	210,737
1,640,000	Halifax, FL Hospital Medical Center[1]	5.250		06/01/2026	06/01/2016	A	1,744,730

18	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida Continued
$3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250%	08/15/2024	08/15/2017	A	$3,756,690
20,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	01/31/2013	A	20,250
250,000	Highlands, FL Community Devel. District	7.090	05/01/2020	05/01/2020		125,268
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125	04/01/2030	04/01/2013	A	2,003,000
750,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.000	10/01/2018	10/01/2013	A	773,025
1,000,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.250	10/01/2024	10/01/2013	A	1,043,320
7,000,000	Hillsborough County, FL School Board[1]	4.750	10/01/2021	10/01/2015	A	7,427,700
7,815,000	Hillsborough County, FL School Board[1]	4.750	10/01/2022	10/01/2015	A	8,250,374
4,165,000	Hillsborough County, FL School Board[1]	5.000	10/01/2020	10/01/2015	A	4,477,292
95,000	Jacksonville, FL Capital Improvement (Gator Bowl)	5.250	10/01/2025	01/14/2013	A	95,169
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015	A	3,826,003
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	11,436,765
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	3,112,245
10,000,000	Jacksonville, FL EDC (Metropolitan Parking Solutions)[1]	5.750	10/01/2024	10/01/2015	A	10,676,500
2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)[1]	5.000	10/01/2026	10/01/2022	A	2,403,340
5,000	Jacksonville, FL Sales Tax (River City Renaissance)[1]	5.125	10/01/2018	01/15/2013	A	5,009
2,800,000	Jacksonville, FL Transit[1]	5.000	10/01/2027	10/01/2022	A	3,328,892
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	01/31/2013	A	27,197
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016	A	6,724,244
20,000	Leesburg, FL Hospital (CFHA/VTCMC Obligated Group)[1]	5.500	07/01/2032	01/31/2013	A	20,018
20,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.300	09/01/2028	09/01/2015	A	20,092
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.400	03/01/2029	03/01/2013	A	10,402
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.500	03/01/2035	03/01/2035		10,229
5,000	Manatee County, FL HFA, Series A5	9.125	06/01/2016	06/20/2014	B	4,000
10,125,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	7.875	12/15/2025	01/31/2013	A	10,165,500

19	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida Continued
$270,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	8.050%	12/15/2025	01/31/2013	A	$271,080
100,000	Miami Beach, FL Water & Sewer[1]	5.750	09/01/2025	01/31/2013	A	100,428
5,740,000	Miami, FL (Homeland Defense)[1]	5.000	01/01/2026	01/01/2017	A	6,029,239
50,000	Miami, FL GO1	4.250	09/01/2014	01/31/2013	A	50,141
50,000	Miami, FL GO1	5.000	09/01/2022	01/31/2013	A	50,160
50,000	Miami, FL Revenue[1]	5.000	09/01/2025	01/31/2013	A	50,156
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,397,300
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	6,042,494
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	6,355,475
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	5,009,354
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,790,480
210,000	Miami-Dade County, FL Aviation[1]	5.000	10/01/2023	01/14/2013	A	210,296
150,000	Miami-Dade County, FL Aviation[1]	5.000	10/01/2024	01/14/2013	A	150,212
50,000	Miami-Dade County, FL Aviation[1]	5.000	10/01/2028	01/14/2013	A	50,071
25,000	Miami-Dade County, FL Aviation	5.250	10/01/2015	01/14/2013	A	25,038
170,000	Miami-Dade County, FL Aviation	5.250	10/01/2016	01/14/2013	A	170,255
135,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2017	01/14/2013	A	135,203
100,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2018	01/14/2013	A	100,150
1,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.500	10/01/2025	10/01/2020	A	1,189,340
500,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2020	01/14/2013	A	500,985
100,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2024	01/14/2013	A	100,197
50,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2029	01/14/2013	A	50,099
3,680,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.875	10/01/2019	01/14/2013	A	3,686,366
3,600,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.875	10/01/2020	01/14/2013	A	3,606,228
4,520,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2024	01/14/2013	A	4,528,000
5,345,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2029	01/14/2013	A	5,354,461
20,000	Miami-Dade County, FL Expressway Authority Toll System[1]	5.125	07/01/2025	01/31/2013	A	20,028
15,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.000	10/01/2015	01/31/2013	A	15,043
35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.050	10/01/2019	01/31/2013	A	35,084

20	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida Continued
$35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100%	10/01/2029	01/31/2013	A	$35,062
4,960,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200	10/01/2039	01/31/2013	A	4,968,234
1,200,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450	10/01/2038	05/15/2014	A	1,216,452
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050	08/01/2029	02/01/2013	A	200,188
3,280,000	Miami-Dade County, FL IDA (BAC Funding Corp.)	5.250	10/01/2020	01/31/2013	A	3,292,923
100,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750	04/01/2018	01/31/2013	A	100,347
20,000	Miami-Dade County, FL Stormwater Utility[1]	5.000	04/01/2019	01/31/2013	A	20,067
50,000	Miami-Dade County, FL Stormwater Utility	5.000	04/01/2024	01/31/2013	A	50,156
460,000	Miami-Dade County, FL Water & Sewer	5.000	10/01/2029	01/31/2013	A	461,371
815,000	Miromar Lakes, FL Community Devel. District	4.875	05/01/2022	05/01/2022		809,222
240,000	Northern Palm Beach County, FL Improvement District[1]	5.250	08/01/2017	08/01/2013	A	244,802
150,000	Oakland, FL Charter School	6.950	12/01/2015	12/25/2014	B	155,208
25,000	Okaloosa County, FL Airport[1]	5.500	10/01/2023	10/01/2013	A	25,247
920,000	Orange County, FL HFA[1]	5.650	09/01/2034	09/01/2013	A	926,661
12,865,000	Orlando & Orange County, FL Expressway Authority[1]	5.000	07/01/2030	07/01/2013	A	13,076,115
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2022	04/01/2022		1,739,458
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	1,240,241
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,302,408
165,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	01/31/2013	A	165,368
455,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625	12/01/2031	01/31/2013	A	455,701
130,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2018	02/01/2013	A	130,378
210,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2023	02/01/2013	A	210,445
140,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.800	12/01/2017	01/31/2013	A	141,256
400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.850	12/01/2022	01/31/2013	A	400,884

21	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida Continued
$275,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.900%	06/01/2029	01/31/2013	A	$275,514
200,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[1]	6.100	08/01/2029	02/01/2013	A	200,386
815,000	Palm Beach County, FL HFA (Windsor Park Apartments)	5.850	12/01/2033	01/31/2013	A	815,897
195,000	Palm Beach County, FL HFA (Windsor Park Apartments)	5.900	06/01/2038	01/31/2013	A	195,199
900,000	Palm Glades, FL Community Devel. District Special Assessment	7.250	08/01/2016	08/01/2016		983,790
1,170,000	Panama City Beach, FL Capital Improvement (Front Beach Road)[1]	5.000	11/01/2031	11/01/2016	A	1,285,959
55,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	02/01/2013	A	55,122
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	02/01/2013	A	851,275
250,000	Pasco County, FL Sales Tax (Half-Cent)[1]	5.000	12/01/2033	12/01/2013	A	253,720
2,575,000	Pinellas County, FL Educational Facilities Authority (Eckerd College)	5.250	10/01/2029	10/01/2016	A	2,684,077
1,200,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.250	06/01/2034	12/01/2013	A	1,224,720
2,640,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.375	06/01/2019	11/20/2013	A	2,723,688
860,000	Poinciana, FL West Community Devel. District	5.875	05/01/2022	05/01/2017	A	882,128
3,080,000	Polk County, FL HFA (Wilmington Apartments)[1]	5.000	07/01/2033	01/31/2013	A	3,156,045
25,000	Port Palm Beach, FL District	5.300	09/01/2014	01/31/2013	A	25,064
50,000	Port Palm Beach, FL District[1]	5.375	09/01/2017	01/31/2013	A	50,104
20,000	Port Palm Beach, FL District[1]	5.500	09/01/2019	01/31/2013	A	20,039
535,000	Port Palm Beach, FL District[1]	5.500	09/01/2024	01/31/2013	A	535,706
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	170,991
10,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	11,096,071
1,150,000	South Lakes County, FL Hospital District (South Lake Hospital)[1]	6.375	10/01/2034	10/01/2013	A	1,191,205
360,000	South-Dade, FL Venture Community Devel. District[1]	4.250	05/01/2020	05/01/2020		374,951
10,000	St. Petersburg Beach, FL GO	5.250	10/01/2013	01/31/2013	A	10,041
2,865,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	06/06/2015	A	2,989,599
4,650,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.250	12/01/2020	01/31/2013	A	4,665,578
3,495,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.375	12/01/2030	01/31/2013	A	3,554,170

22	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida Continued
$40,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000%	12/01/2015	01/31/2013	A	$40,187
860,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)	6.500	08/01/2017	02/01/2013	A	860,129
2,910,000	Tampa, FL Health System[1]	5.250	11/15/2021	05/15/2020	A	3,378,248
3,065,000	Tampa, FL Health System[1]	5.250	11/15/2022	05/15/2020	A	3,524,535
3,400,000	Tampa, FL Health System[1]	5.250	11/15/2024	05/15/2020	A	3,852,234
3,575,000	Tampa, FL Health System[1]	5.250	11/15/2025	05/15/2020	A	4,034,745
3,760,000	Tampa, FL Health System[1]	5.250	11/15/2026	05/15/2020	A	4,219,472
15,745,000	Tampa, FL Health System (Baycare Health System)[1]	5.000	11/15/2026	05/15/2022	A	18,378,981
100,000	Tampa-Hillsborough County, FL Expressway Authority[1]	5.000	07/01/2023	01/22/2013	A	101,275
25,000	University of South Florida (University Bookstore)[1]	6.000	07/01/2014	01/31/2013	A	25,109
4,000,000	Village Center, FL Community Devel. District[1]	5.250	10/01/2023	10/01/2013	A	4,099,240
1,040,000	Village Center, FL Community Devel. District Recreational[1]	5.200	11/01/2025	01/31/2013	A	1,040,738
14,410,000	Village Center, FL Community Devel. District Recreational[1]	5.375	11/01/2034	11/01/2015	A	14,800,799
370,000	Village, FL Community Devel. District	7.625	05/01/2017	05/01/2013	A	377,530
10,000	Volusia County, FL HFA (Spring Arbor Apartments)[1]	5.200	08/01/2023	02/01/2013	A	10,016
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[5]	5.125	05/01/2013	05/01/2013		298,510
543,844	Watergrass, FL Community Devel. District Special Assessment	6.960	11/01/2017	11/01/2017		512,671

						405,590,446
Georgia–1.2%
55,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.125	03/01/2017	01/31/2013	A	55,161
115,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	01/31/2013	A	115,245
10,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2029	01/31/2013	A	10,019
700,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	01/31/2013	A	701,078
1,000,000	Atlanta, GA Airport[1]	5.000	01/01/2025	01/01/2022	A	1,166,590
1,100,000	Atlanta, GA Airport[1]	5.000	01/01/2026	01/01/2022	A	1,276,638
1,000,000	Atlanta, GA Airport[1]	5.000	01/01/2027	01/01/2022	A	1,152,890
9,300,000	Atlanta, GA Devel. Authority (Tuff ATDC)[1]	5.375	07/01/2032	01/31/2013	A	9,314,694
40,000	Atlanta, GA GO1	5.000	12/01/2016	06/09/2016	B	45,092

23	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia Continued
$300,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625%	01/01/2016	01/18/2014	A	$324,555
65,000	Atlanta, GA Water & Wastewater Authority[1]	5.000	11/01/2029	01/31/2013	A	65,179
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000	11/01/2028	11/01/2019	A	270,802
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250	11/01/2039	11/01/2019	A	424,368
50,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center/Memorial Health Obligated Group)	5.750	01/01/2029	01/01/2014	A	52,685
95,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.650	07/01/2017	01/31/2013	A	95,231
150,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.750	07/01/2029	01/31/2013	A	150,231
455,000	Cobb County, GA Hospital Authority (Wellstar Cobb Hospital/CHS Foundation Obligated Group)[1]	5.250	04/01/2024	04/01/2013	A	472,113
15,000	Colquitt County, GA Hospital Authority[1]	5.500	03/01/2016	03/01/2013	A	15,124
8,525,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	02/01/2013	A	8,539,237
895,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.250	11/15/2020	05/15/2019	A	1,123,896
915,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.500	11/15/2021	05/15/2019	A	1,163,057
45,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	04/04/2015	B	44,064
305,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	01/31/2013	A	305,031
55,000	Fulton County, GA Devel. Authority (Tuff Morehouse)[1]	5.000	02/01/2027	02/01/2013	A	55,163
15,000,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	17,428,500
2,860,000	GA Main Street Natural Gas	5.000	03/15/2014	03/15/2014		2,991,674
100,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	01/31/2013	A	100,322
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	01/31/2013	A	10,034
1,600,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2027	10/01/2022	A	1,849,552
4,185,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)[1]	6.250	12/01/2029	02/01/2013	A	4,287,742
15,000	Macon-Bibb County, GA Industrial Authority	6.000	05/01/2013	01/31/2013	A	15,069
140,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	01/31/2013	A	140,435

24	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia Continued
$2,205,000	Randolph County, GA GO1	5.000%	04/01/2022	04/01/2022		$2,506,887
2,090,000	Randolph County, GA GO1	5.000	04/01/2027	04/01/2022	A	2,266,124
5,000,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.000	08/01/2030	02/01/2013	A	5,012,750
65,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.400	02/01/2023	02/01/2013	A	65,050
50,000	Richmond County, GA Devel. Authority (International Paper Company)	5.800	12/01/2020	01/31/2013	A	50,070
195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250	02/01/2025	02/01/2013	A	195,718
4,525,000	Ware County, GA Hospital Authority (Satilla Health Services)[1]	5.500	03/01/2020	01/31/2013	A	4,854,375

						68,712,445
Hawaii–0.4%
10,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific Health)[1]	6.400	07/01/2013	01/31/2013	A	10,041
15,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	4.750	07/01/2020	04/01/2013	A	15,049
4,400,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	4.800	01/01/2025	01/01/2015	A	4,497,592
25,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)	5.500	12/01/2014	01/31/2013	A	25,116
715,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.650	10/01/2027	01/31/2013	A	723,609
4,445,000	HI Harbor System, Series A	5.750	07/01/2029	01/31/2013	A	4,460,202
5,000	HI HFDC (Single Family Mtg.)[1]	5.400	07/01/2030	01/31/2013	A	5,007
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	07/01/2013	A	12,190,991
25,000	HI Pacific Health (HI Pacific Health/Kapi’olani Medical Center for Women & Children)[1]	5.600	07/01/2033	07/01/2013	A	25,211
375,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.375	07/01/2032	01/31/2013	A	375,248

						22,328,066
Idaho–0.1%
35,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300	07/01/2027	01/01/2016	A	36,856

25	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Idaho Continued
$5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400%		07/01/2018	01/31/2013	A	$5,011
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400		07/01/2020	01/31/2013	A	10,082
150,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400		07/01/2021	01/31/2013	A	151,184
35,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550		07/01/2016	01/31/2013	A	35,096
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.600		07/01/2021	01/31/2013	A	10,203
45,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.625		07/01/2015	01/26/2013	A	45,128
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750		07/01/2016	01/31/2013	A	10,028
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.800		01/01/2021	01/31/2013	A	10,096
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.900		01/01/2029	01/31/2013	A	5,008
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.000		07/01/2029	01/31/2013	A	20,184
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.050		01/01/2026	01/31/2013	A	10,021
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200		07/01/2028	01/31/2013	A	5,097
5,000	Malad, ID Water	5.500		03/01/2014	03/01/2013	A	5,030
1,530,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A	5.500		08/01/2017	05/27/2014	A	1,547,932
100,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450		08/01/2032	02/01/2013	A	100,168
1,000,000	Power County, ID Pollution Control (FMC Corp.)[1]	5.625		10/01/2014	01/31/2013	A	1,000,990

							3,008,114
Illinois–9.4%
850,000	Bedford Park, IL Tax	5.125		12/30/2018	12/30/2015	A	853,987
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	02/01/2013	A	716,752
75,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	02/01/2013	A	75,148
10,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	02/01/2013	A	10,020
26,715,000	Centerpoint, IL Intermodal Center Program	3.730	[4]	06/15/2023	06/15/2013	A	26,706,718
32,965,000	Chicago, IL Board of Education[2]	5.250		12/01/2024	12/01/2024		37,439,853
12,850,000	Chicago, IL Hsg. Authority[1]	5.000		07/01/2024	07/01/2016	A	14,446,227
5,000	Chicago, IL Metropolitan Hsg. Devel. Corp.[1]	6.850		07/01/2022	01/31/2013	A	5,016

26	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois Continued
$5,000	Chicago, IL Metropolitan Hsg. Devel. Corp.[1]	6.850%	07/01/2022	01/31/2013	A	$5,016
480,000	Chicago, IL Midway Airport[1]	5.750	01/01/2017	01/31/2013	A	481,589
65,000	Chicago, IL Midway Airport, Series A1	5.000	01/01/2028	01/31/2013	A	65,075
30,475,000	Chicago, IL Midway Airport, Series A	5.500	01/01/2029	01/31/2013	A	30,572,520
300,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2028	01/31/2013	A	300,849
1,540,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	01/31/2013	A	1,542,541
5,950,000	Chicago, IL Midway Airport, Series B1	5.750	01/01/2022	01/31/2013	A	5,964,221
5,605,000	Chicago, IL Motor Fuel Tax[1]	5.000	01/01/2025	07/01/2013	A	5,726,236
20,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	01/31/2013	A	20,043
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/01/2016	A	78,437
110,000	Chicago, IL Multifamily Hsg. (St. Edmunds Village)[1]	6.125	09/20/2024	01/22/2013	A	110,251
11,400,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2020	01/01/2014	A	11,861,130
8,000,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2023	01/01/2014	A	8,387,440
1,000,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2024	01/01/2014	A	1,045,970
59,145,000	Chicago, IL O’Hare International Airport[1]	6.000	01/01/2029	01/01/2014	A	61,574,677
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	01/01/2014	A	61,180
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	01/01/2014	A	61,032
45,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2021	A	46,159
40,000	Chicago, IL Single Family Mtg., Series 2E1	5.875	06/01/2039	06/01/2021	A	41,174
2,205,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	01/31/2013	A	2,225,308
2,135,503	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	02/27/2015	A	2,250,863
1,295,000	Cicero, IL GO1	5.000	12/01/2023	12/01/2022	A	1,485,883
1,005,000	Cicero, IL GO1	5.000	12/01/2024	12/01/2022	A	1,142,183
725,000	Cicero, IL GO1	5.000	12/01/2025	12/01/2022	A	819,134
1,500,000	Cicero, IL GO1	5.000	12/01/2026	12/01/2022	A	1,688,310
70,000	Du Page County, IL Community Consolidated School District No. 93[1]	5.000	01/01/2021	01/31/2013	A	70,253
1,600,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)	5.250	12/01/2022	12/01/2022		1,597,968
65,000	Freeport, IL GO1	5.375	01/01/2018	01/31/2013	A	65,263

27	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois Continued
$7,790,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000%	11/01/2015	01/31/2013	A	$7,802,230
125,000	IL Civic Center	5.000	12/15/2013	01/31/2013	A	125,481
80,000	IL COP[1]	5.800	07/01/2017	01/31/2013	A	80,122
1,555,000	IL COP[1]	6.375	07/01/2017	01/31/2013	A	1,558,110
175,000	IL Dept. of Central Management Services COP[1]	6.150	07/01/2013	01/31/2013	A	175,791
65,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2014	01/31/2013	A	65,292
7,245,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2017	01/31/2013	A	7,277,530
180,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)	6.000	07/01/2015	07/01/2015		179,302
25,000	IL Devel. Finance Authority (American Water Capital Corp.)[1]	6.250	03/01/2032	09/01/2014	A	26,010
10,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	5.700	07/01/2019	09/25/2014	B	9,602
5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	6.050	07/01/2019	07/01/2019		4,893
3,000,000	IL Devel. Finance Authority (Depaul University)[1]	5.250	10/01/2024	10/01/2014	A	3,233,250
25,000	IL Devel. Finance Authority (Local Government Program)[1]	5.350	01/01/2021	01/31/2013	A	25,105
170,000	IL Devel. Finance Authority (Northern Illinois University)[1]	5.000	09/01/2024	01/31/2013	A	170,524
2,590,000	IL Devel. Finance Authority (Provena Health)[1]	5.125	05/15/2023	01/31/2013	A	2,600,412
270,000	IL Devel. Finance Authority (Provena Health)[1]	5.250	05/15/2018	01/31/2013	A	271,112
35,000	IL Devel. Finance Authority (Provena Health)[1]	5.500	05/15/2021	01/31/2013	A	35,152
2,000,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2013	01/31/2013	A	2,009,220
4,835,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2014	01/31/2013	A	4,856,951
3,250,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2015	01/31/2013	A	3,264,755
455,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2016	01/31/2013	A	457,066
950,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	04/01/2017	A	998,583
30,000	IL Devel. Finance Authority (Round Lake School 116)[1]	5.450	01/01/2019	01/31/2013	A	30,129

28	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois Continued
$20,000	IL Devel. Finance Authority (Round Lake School 116)[1]	5.800%	01/01/2020	01/31/2013	A	$20,092
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	01/31/2013	A	23,640,880
1,935,000	IL Devel. Finance Authority Pollution Control (Central Illinois Public Service Company)[1]	5.950	08/15/2026	01/31/2013	A	1,939,934
240,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400	03/01/2028	01/31/2013	A	240,271
11,935,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700	02/01/2024	02/01/2013	A	11,955,290
50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250	06/01/2013	01/31/2013	A	50,164
50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250	06/01/2014	01/31/2013	A	50,156
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	01/31/2013	A	100,311
65,000	IL Educational Facilities Authority (Robert Morris College)	5.500	06/01/2017	01/31/2013	A	65,198
200,000	IL Finance Authority (East Richland)[1]	5.350	11/01/2024	11/01/2013	A	206,676
500,000	IL Finance Authority (Lake Forest College)[1]	5.000	10/01/2022	10/01/2022		542,535
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500	08/15/2031	08/15/2015	A	3,288,222
100,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	08/15/2014	A	106,573
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	11/15/2017	A	7,013,067
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	106,341
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,158,106
17,315,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	05/15/2019	A	19,909,306
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/01/2017	A	689,761
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/01/2017	A	741,685
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	04/01/2017	A	179,071
2,125,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	10/01/2019	A	2,421,055
1,170,000	IL Finance Authority (RUMC/RCMC Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	1,481,852

29	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois Continued
$2,380,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250%	11/01/2030	11/01/2018	A	$3,014,365
8,085,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.625	11/01/2039	05/01/2019	A	9,849,632
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	25,029
3,640,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	05/02/2016	B	3,682,697
1,600,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated)[1]	6.000	08/15/2025	08/15/2015	A	1,700,384
5,000,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	02/15/2020	A	5,705,900
1,100,000	IL GO1	5.000	08/01/2020	08/01/2020		1,279,542
8,425,000	IL GO1	5.000	01/01/2021	01/01/2020	A	9,592,958
5,000,000	IL GO1	5.000	03/01/2021	03/01/2021		5,771,050
38,720,000	IL GO1	5.000	08/01/2022	08/01/2022		45,324,470
2,750,000	IL GO1	5.000	08/01/2023	08/01/2023		3,220,993
2,000,000	IL GO1	5.000	08/01/2024	08/01/2022	A	2,303,420
1,300,000	IL GO1	5.000	08/01/2025	08/01/2022	A	1,488,669
4,970,000	IL GO1	5.000	03/01/2028	03/01/2014	A	5,159,556
6,400,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)[1]	5.500	01/01/2022	01/31/2013	A	6,420,608
1,670,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)[1]	6.250	01/01/2017	01/31/2013	A	1,676,597
6,060,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	01/31/2013	A	6,077,816
20,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.000	08/15/2027	01/31/2013	A	20,003
20,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2017	01/31/2013	A	20,035
30,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2022	01/31/2013	A	30,017
2,725,000	IL Health Facilities Authority (Ingalls Health System)	6.250	05/15/2014	01/31/2013	A	2,735,301
2,800,000	IL Health Facilities Authority (NWMH/LFH/LFHFI Obligated Group)[1]	5.750	07/01/2029	01/31/2013	A	2,809,044
265,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2017	02/01/2013	A	265,610

30	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois Continued
$6,125,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250%	08/01/2022	02/01/2013	A	$6,135,413
660,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2027	02/01/2013	A	660,640
220,000	IL Health Facilities Authority (Sherman Health System/Sherman West Court Obligated Group)	5.250	08/01/2027	02/01/2013	A	220,176
135,000	IL Hsg. Devel. Authority[1]	4.850	07/01/2023	07/01/2013	A	136,203
2,100,000	IL Hsg. Devel. Authority[1]	4.900	07/01/2029	07/01/2013	A	2,170,119
1,000,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700	10/20/2026	04/20/2016	A	1,068,410
140,000	IL Hsg. Devel. Authority (Crystal Lake Preservation/Danville Preservation/West Chicago Preservation Obligated Group)[1]	5.050	12/20/2020	01/31/2013	A	141,558
1,855,000	IL Hsg. Devel. Authority (Oakridge Village Apartments)[1]	5.150	07/01/2023	01/01/2014	A	1,935,266
100,000	IL Medical District COP[1]	5.250	06/01/2032	01/31/2013	A	100,025
2,500,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.000	12/15/2022	06/15/2017	A	2,816,450
3,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.000	06/15/2023	06/15/2022	A	3,682,770
12,470,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.000	12/15/2026	06/15/2022	A	14,834,312
25,000	IL Rural Bond Bank[1]	5.150	02/01/2024	02/01/2013	A	25,037
55,000	IL Sales Tax[1]	5.500	06/15/2014	01/31/2013	A	55,228
13,000,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	14,200,420
485,000	Lemont, IL GO1	4.850	12/01/2016	01/31/2013	A	486,795
4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2020	08/12/2018	B	2,991,032
170,000	Markham, IL GO	5.250	01/01/2018	01/01/2018		172,761
300,000	Markham, IL GO	5.250	01/01/2023	01/01/2015	A	303,228
100,000	Melrose Park, IL Water[1]	5.200	07/01/2018	07/01/2013	A	102,135
295,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2023	10/01/2022	A	340,843
275,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2024	10/01/2022	A	313,569
445,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2025	10/01/2022	A	502,147
400,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2026	10/01/2022	A	448,408
450,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2027	10/01/2022	A	502,569

31	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois Continued
$620,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000%	01/01/2019	01/01/2019		$662,842
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		585,935
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/31/2013	A	770,739
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		1,086,640
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2021	A	1,083,730
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2021	A	1,668,852
13,000,000	Springfield, IL Electric[1]	5.000	03/01/2029	03/01/2016	A	13,664,820
1,000,000	Springfield, IL Water[1]	5.000	03/01/2025	03/01/2022	A	1,200,830
2,160,000	Springfield, IL Water[1]	5.000	03/01/2026	03/01/2022	A	2,571,005
2,030,000	Springfield, IL Water[1]	5.000	03/01/2027	03/01/2022	A	2,410,990
6,105,000	University of Illinois (Academic Facilities)[1]	5.000	03/15/2026	03/15/2016	A	6,522,521
50,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)[1]	5.400	09/01/2030	01/31/2013	A	50,049

						536,505,757
Indiana–1.4%
250,000	Boone County, IN Redevel. Commission[1]	5.375	08/01/2023	02/01/2016	A	260,090
20,000	Crown Point, IN Economic Devel. (Christian Homes)	5.700	05/15/2031	05/15/2013	A	20,085
85,000	De Kalb County, IN Redevel. Authority[1]	6.000	07/15/2018	01/30/2013	A	85,271
100,000	Delaware County, IN Redevel. District	6.875	02/01/2018	02/01/2013	A	100,270
365,000	Elkhart County, IN Hospital Authority (Elkhart General Hospital)[1]	5.250	08/15/2018	01/31/2013	A	365,814
40,000	Elkhart County, IN Hospital Authority (Elkhart General Hospital)[1]	5.250	08/15/2028	01/31/2013	A	40,044
3,500,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	02/01/2018	A	3,755,605
3,260,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	07/15/2015	A	3,415,991
2,270,000	Hammond, IN Redevel. District (Marina Area)	6.000	01/15/2017	05/11/2015	B	2,361,867
20,000	IN Airport Authority (Federal Express)[1]	5.500	05/01/2029	01/31/2013	A	20,017
30,000	IN Bond Bank[1]	4.750	02/01/2023	02/01/2013	A	30,065
500,000	IN Finance Authority (Butler University)[1]	5.000	02/01/2022	02/01/2022		570,445

32	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana Continued
$7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000%	03/01/2029	03/01/2021	C	$8,489,348
1,450,000	IN Finance Authority (Drexel University for Educational Excellence)[1]	6.000	10/01/2021	10/01/2019	A	1,521,920
1,805,000	IN Finance Authority (Marquette University)	5.000	03/01/2024	03/01/2014	A	1,853,663
1,795,000	IN Finance Authority (Parkview Health System/Parkview Hospital Obligated Group)[1]	5.000	05/01/2026	05/01/2022	A	2,052,600
15,715,000	IN Finance Authority Wastewater Utility[1]	5.250	10/01/2031	10/01/2021	A	18,623,689
4,025,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500	09/15/2031	01/31/2013	A	4,028,059
3,420,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.125	09/01/2018	01/31/2013	A	3,431,833
10,675,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.250	09/01/2023	01/31/2013	A	10,711,402
125,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	03/01/2013	A	132,368
45,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	11/01/2013	A	45,605
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	05/10/2020	A	1,618,279
320,000	Indianapolis, IN Multifamily Hsg. (Cambridge Station Apartments)[1]	4.850	01/01/2021	06/27/2015	A	327,210
7,405,000	Jasper, IN Hospital Authority (Little Company of Mary Hospital of Indiana)[1]	5.625	11/01/2022	01/31/2013	A	7,737,188
20,000	Jasper, IN Hospital Authority (Memorial Hospital and Health Center)[1]	5.500	11/01/2017	01/31/2013	A	20,051
4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	02/01/2022	A	5,071,344
50,000	Richmond, IN Hospital Authority (Reid Hospital & Health Care Services)[1]	6.500	01/01/2029	01/01/2019	A	58,630

						76,748,753
Kansas–0.3%
2,550,000	Arkansas City, KS Public Building Commission (South Central Regional Medical Center)[1]	7.000	09/01/2029	09/01/2019	A	3,142,620
10,000	Manhattan, KS Hospital (Mercy Health Care Center)[1]	5.125	08/15/2023	01/31/2013	A	10,020
620,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	12/14/2021	B	528,519
405,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	12/01/2014	A	438,538

33	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kansas Continued
5,570,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.800%	12/01/2038	12/01/2038		$6,227,371
4,835,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.875	06/01/2039	06/01/2039		5,405,423
75,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	06/01/2029		79,502

						15,831,993
Kentucky–0.1%
100,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.250	07/01/2022	01/31/2013	A	100,173
2,545,000	Jefferson County, KY Health Facilities (University Medical Center)	5.500	07/01/2017	01/31/2013	A	2,551,668
135,000	KY Area Devel. Districts (City of Ewing)[1]	5.400	12/01/2021	01/31/2013	A	135,324
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,480,794
560,000	Russell, KY Revenue (BSHS/BSVHC/SJHPCF Obligated Group)[1]	5.625	11/15/2030	01/31/2013	A	561,025

						7,828,984
Louisiana–3.1%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	01/31/2013	A	70,095
105,000	Calcasieu Parish, LA Public Trust Authority	5.000	04/01/2028	04/01/2020	A	107,090
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	01/31/2013	A	190,578
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2013	A	2,068,840
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	6.375	05/01/2025	01/31/2013	A	191,668
20,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.500	10/01/2025	01/31/2013	A	20,035
5,690,000	Jefferson Parish, LA Hospital Service District No. 2 (East Jefferson General Hospital)[1]	6.250	07/01/2026	07/01/2016	A	6,175,869
4,450,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	06/01/2022	A	5,168,141
105,000	LA HFA (Homeownership)[1]	6.550	06/01/2040	06/01/2018	A	111,769
2,235,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	09/01/2017		2,293,177
3,415,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	05/20/2019	A	3,482,207
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	376,650
130,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	09/27/2013	A	134,898

34	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana Continued
$15,000	LA HFA (St. Dominic Assisted Care)	6.300%	09/01/2015	01/31/2013	A	$15,051
25,000	LA HFA (St. Dominic Assisted Care)[1]	6.850	09/01/2025	01/31/2013	A	25,074
20,000	LA HFA (St. Dominic Assisted Care)[1]	6.950	09/01/2036	01/31/2013	A	20,341
2,070,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	05/22/2018	B	1,963,643
7,500,000	LA State Citizens Property Insurance[1]	6.125	06/01/2024	06/01/2013	A	7,681,950
465,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)[1]	6.200	05/01/2020	01/31/2013	A	466,939
1,125,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)	6.375	05/01/2031	01/31/2013	A	1,129,478
97,860,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	01/31/2013	A	99,816,221
32,590,000	LA Tobacco Settlement Financing Corp. (TASC), Series B1	5.500	05/15/2030	01/31/2013	A	33,241,474
2,000,000	Morehouse Parish, LA Pollution Control (International Paper Company)[1]	5.250	11/15/2013	11/15/2013		2,065,600
220,000	Morgan City, LA Utilities[1]	4.450	12/01/2019	01/31/2013	A	224,855
245,000	Morgan City, LA Utilities[1]	4.550	12/01/2020	01/31/2013	A	250,383
475,000	Morgan City, LA Utilities[1]	4.650	12/01/2021	01/31/2013	A	485,417
705,000	Morgan City, LA Utilities[1]	4.700	12/01/2022	01/31/2013	A	720,369
100,000	New Orleans, LA Sewage Service[1]	5.300	06/01/2015	01/31/2013	A	100,272
40,000	New Orleans, LA Sewage Service[1]	5.375	06/01/2016	01/31/2013	A	40,112
30,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	01/31/2013	A	30,083
15,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	01/31/2013	A	15,043
1,000,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	01/31/2013	A	1,002,850
50,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2019	01/31/2013	A	50,145
20,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2020	01/31/2013	A	20,057
2,745,000	New Orleans, LA Water[1]	5.000	12/01/2020	01/31/2013	A	2,752,247
5,000,000	Saint Charles Parish, LA Gulf Zone (Valero Refining-New Orleans)[1]	4.000	12/01/2040	06/01/2022	C	5,515,300

						178,023,921
Maine–0.1%
345,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	5.125	06/01/2018	06/01/2013	A	346,739
2,000,000	ME Abitibi Bowater[5]	7.750	10/01/2022	10/01/2022		20
2,825,000	ME Educational Authority (Student Loan)[1]	5.050	12/01/2027	12/01/2022	A	3,000,828
20,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)	5.250	07/01/2031	01/31/2013	A	20,060
20,000	ME H&HEFA (Mid Coast Hospital/Community Partners Obligated Group)	6.000	07/01/2029	01/31/2013	A	20,078

35	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maine Continued
$110,000	ME H&HEFA, Series A1	5.375%	07/01/2027	01/31/2013	A	$110,362
40,000	ME H&HEFA, Series A	6.000	07/01/2024	01/31/2013	A	40,181
15,000	ME Municipal Bond Bank	5.850	11/01/2020	01/11/2013	A	15,023

						3,553,291
Maryland–0.3%
210,000	Annapolis, MD Economic Devel. (St. John’s College)[1]	5.500	10/01/2018	01/31/2013	A	210,882
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2041	01/31/2013	A	5,005
2,980,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	09/01/2039	09/01/2016	A	3,139,639
275,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.250	07/01/2031	01/31/2013	A	275,542
8,550,000	MD Energy Financing Administration (Cogeneration-AES Warrior Run)	7.400	09/01/2019	01/31/2013	A	8,597,795
1,915,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2023	07/01/2022	A	2,230,420
500,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2025	07/01/2022	A	573,005
500,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2027	07/01/2022	A	568,180
1,810,000	MD H&HEFA (Hebrew Home of Greater Washington/Landow House Obligated Group)[1]	5.800	01/01/2032	01/31/2013	A	1,843,720
65,000	MD H&HEFA (Johns Hopkins Hospital)	5.500	07/01/2026	01/31/2013	A	65,118
55,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500	08/15/2020	01/07/2013	A	55,048
375,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750	07/01/2029	07/01/2015	A	391,766

						17,956,120
Massachusetts–1.2%
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		603,704
6,295,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250	07/01/2023	07/01/2022	A	7,319,763
6,425,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250	07/01/2024	07/01/2022	A	7,388,750
4,770,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250	07/01/2025	07/01/2022	A	5,454,209
2,335,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250	07/01/2026	07/01/2022	A	2,650,715

36	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Massachusetts Continued
$460,000	MA Devel. Finance Agency (Curry College)[1]	5.250%		03/01/2014	09/04/2013	B	$472,287
2,800,000	MA Devel. Finance Agency (Springfield Res Rec)[1]	5.625		06/01/2019	01/31/2013	A	2,812,488
3,765,000	MA Devel. Finance Agency (VOA Ayer)	6.200		02/20/2046	02/12/2015	A	4,123,466
9,430,000	MA Educational Financing Authority	5.300		01/01/2016	01/31/2013	A	9,453,952
180,000	MA Educational Financing Authority, Series H1	6.350		01/01/2030	01/01/2018	A	201,289
60,000	MA H&EFA (Boston Medical Center)[1]	5.750		07/01/2031	07/01/2018	A	66,844
50,000	MA H&EFA (Capital Asset Program)	0.905	[4]	07/01/2030	01/10/2013	A	31,055
10,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)[1]	5.000		07/01/2018	01/31/2013	A	10,027
35,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000		07/01/2028	01/31/2013	A	35,028
210,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.250		11/15/2018	01/31/2013	A	210,302
1,600,000	MA HFA (Rental Hsg.)[1]	5.050		07/01/2018	07/01/2013	A	1,637,616
5,750,000	MA HFA (Single Family Hsg.)[1]	4.800		12/01/2027	12/01/2016	A	6,024,448
2,450,000	MA HFA, Series C1	5.250		07/01/2025	07/01/2013	A	2,480,576
3,530,000	MA HFA, Series Q1	5.050		12/01/2023	06/01/2013	A	3,617,932
185,000	MA Port Authority (US Airways)	5.750		09/01/2016	01/31/2013	A	185,464
200,000	MA Port Authority (US Airways)[1]	5.800		09/01/2015	01/31/2013	A	200,096
4,750,000	MA Port Authority (US Airways)	5.875		09/01/2023	01/31/2013	A	4,755,320
6,935,000	MA Port Authority (US Airways)	6.000		09/01/2021	01/31/2013	A	7,142,911
210,000	MA Water Pollution Abatement Trust[1]	5.250		02/01/2016	02/01/2013	A	210,867

							67,089,109
Michigan–6.6%
7,690,000	Detroit, MI Building Authority[1]	5.125		07/01/2019	01/31/2013	A	7,704,765
2,165,000	Detroit, MI Downtown Devel. Authority[1]	5.000		07/01/2018	01/31/2013	A	2,165,693
2,000,000	Detroit, MI GO	5.000		04/01/2018	01/31/2013	A	2,001,080
100,000	Detroit, MI GO	5.000		04/01/2019	01/31/2013	A	100,029
250,000	Detroit, MI GO	5.000		04/01/2021	04/01/2018	A	257,893
20,000	Detroit, MI GO	5.000		04/01/2021	04/01/2021		19,249
500,000	Detroit, MI GO	5.250		04/01/2014	04/01/2014		492,385
425,000	Detroit, MI GO	5.375		04/01/2014	04/01/2014		423,372
1,100,000	Detroit, MI GO	5.375		04/01/2015	04/01/2015		1,091,871
1,535,000	Detroit, MI GO	5.375		04/01/2017	04/01/2017		1,505,451
165,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375		05/01/2018	09/22/2015	B	160,631
300,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2022	07/01/2013	A	303,321

37	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan Continued
$1,800,000	Detroit, MI Sewer Disposal System[1]	5.250%	07/01/2020	07/01/2020		$2,091,852
2,000,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2022	07/01/2017	A	2,202,720
9,265,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	10,148,696
1,910,000	Detroit, MI Sewer Disposal System[1]	7.000	07/01/2027	07/01/2019	A	2,366,414
4,335,000	Detroit, MI Water and Sewerage Dept.[1]	5.000	07/01/2022	07/01/2022		5,111,832
5,000,000	Detroit, MI Water and Sewerage Dept.[1]	5.000	07/01/2023	07/01/2022	A	5,679,600
17,000,000	Detroit, MI Water and Sewerage Dept.[1]	5.500	07/01/2024	07/01/2017	A	18,548,360
31,990,000	Detroit, MI Water and Sewerage Dept.[1]	5.500	07/01/2025	07/01/2017	A	34,604,863
580,000	Detroit, MI Water Supply System[1]	5.000	07/01/2023	07/01/2016	A	628,911
2,000,000	Detroit, MI Water Supply System[1]	5.000	07/01/2026	07/01/2015	A	2,088,280
27,410,000	Detroit, MI Water Supply System[1]	5.000	07/01/2027	07/01/2016	A	29,195,213
11,245,000	Detroit, MI Water Supply System[1]	5.000	07/01/2028	07/01/2016	A	11,904,407
400,000	Detroit, MI Water Supply System[1]	5.000	07/01/2029	07/01/2016	A	423,048
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	974,025
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	230,266
3,070,000	Dickinson County, MI Healthcare System[1]	5.700	11/01/2018	01/31/2013	A	3,073,807
3,830,000	Ecorse City, MI GO1	5.800	11/01/2026	11/10/2019	A	4,182,054
155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2020	01/31/2013	A	155,237
10,000	Grand Rapids, MI Charter Township (Porter Hills Foundation)	5.200	07/01/2014	01/31/2013	A	10,017
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)	5.625	05/01/2015	05/01/2013	A	10,176
5,000	Kalamazoo, MI (Downtown Devel.)[1]	6.000	04/01/2013	04/01/2013		5,070
3,560,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2023	11/01/2019	A	3,945,050
6,895,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2024	11/01/2019	A	7,596,773
7,250,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2025	11/01/2019	A	7,937,808
7,620,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2026	11/01/2019	A	8,305,571
8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2027	11/01/2019	A	8,733,223
8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2029	11/01/2019	A	9,602,451
1,500,000	MI Finance Authority (School District)[1]	5.000	06/01/2017	06/01/2017		1,681,875
2,400,000	MI Finance Authority (School District)[1]	5.000	06/01/2018	06/01/2018		2,721,648

38	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan Continued
$1,820,000	MI Finance Authority (School District)[1]	5.000%	06/01/2019	06/01/2019		$2,098,660
1,150,000	MI Finance Authority (School District)[1]	5.000	06/01/2020	06/01/2020		1,329,182
15,000,000	MI Finance Authority (Unemployment Obligation Assessment)[1]	5.000	07/01/2023	07/01/2014	A	15,981,750
2,390,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2023	06/01/2022	A	2,889,630
2,765,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2024	06/01/2022	A	3,306,111
2,895,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2025	06/01/2022	A	3,438,710
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2026	06/01/2022	A	2,353,800
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2027	06/01/2022	A	2,319,740
1,025,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875	11/15/2021	01/31/2013	A	1,026,671
20,000	MI Hospital Finance Authority (St. John Hospital)	5.750	05/15/2016	01/31/2013	A	20,934
4,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2027	06/01/2022	A	4,689,560
10,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2028	06/01/2022	A	11,643,300
10,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2029	06/01/2022	A	11,563,300
2,510,000	MI Hsg. Devel. Authority (Danbury Manor)	5.300	06/01/2035	02/01/2013	A	2,596,143
16,685,000	MI Hsg. Devel. Authority, Series A1	5.150	10/01/2029	01/31/2013	A	16,798,959
50,000	MI Hsg. Devel. Authority, Series A1	5.300	10/01/2037	01/31/2013	A	50,052
50,000	MI Municipal Bond Authority	6.000	11/01/2023	01/31/2013	A	50,210
5,000	MI Municipal Bond Authority	7.100	11/01/2014	01/31/2013	A	5,022
230,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	5.000	12/01/2013	12/01/2013		231,649
9,695,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	04/08/2019	B	9,018,289
750,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600	06/01/2022	01/31/2013	A	752,273
20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	6.250	08/01/2023	08/01/2014	A	21,009,800
1,365,000	Star International Academy, MI (Public School Academy)[1]	5.000	03/01/2022	03/01/2021	A	1,449,453
7,225,000	Wayne County, MI Airport Authority[1]	4.000	12/01/2020	12/01/2020		8,029,648
13,415,000	Wayne County, MI Airport Authority[1]	5.000	12/01/2021	12/01/2021		15,831,310

39	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan Continued
$10,890,000	Wayne County, MI Airport Authority[1]	5.000%	12/01/2022	12/01/2021	A	$12,693,820
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000	12/01/2024	12/01/2017	A	6,853,875
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2021	12/01/2015	A	6,242,123
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2025	12/01/2015	A	7,648,810
1,925,000	Wayne County, MI Building Authority	5.250	06/01/2016	01/31/2013	A	1,932,854
2,880,000	Wayne, MI Charter County GO1	6.750	11/01/2039	07/17/2019	A	3,323,290
20,000	Wexford County, MI Water Supply System[1]	6.250	11/01/2024	01/31/2013	A	20,256

						377,584,171
Minnesota–0.0%
180,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2014	03/01/2014		185,938
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2014	09/01/2014		151,799
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2015	03/01/2015		152,218
150,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2015	09/01/2015		159,132
160,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2017	03/01/2017		170,053
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2017	09/01/2017		353,034
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2018	03/01/2018		356,591
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2018	09/01/2018		369,178

						1,897,943
Mississippi–0.7%
50,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500	07/01/2021	01/31/2013	A	50,098
475,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	01/31/2013	A	475,793
50,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125	07/01/2015	01/31/2013	A	50,170
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	01/31/2013	A	747,079
22,320,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	01/31/2013	A	22,387,406
295,000	MS Home Corp. (Single Family Mtg.)[1]	5.300	12/01/2023	04/01/2013	A	303,670

40	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Mississippi Continued
$2,100,000	MS Home Corp. (Single Family Mtg.)[1]	6.375%	12/01/2032	02/01/2013	A	$2,267,811
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/09/2027	B	64,538
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000	08/15/2026	08/15/2017	A	8,760,909
100,000	MS Small Business Enterprise[1]	4.750	12/01/2017	06/01/2013	A	101,082
50,000	MS Small Business Enterprise	5.700	12/01/2013	01/31/2013	A	50,196
20,000	Tupelo, MS GO1	5.900	08/01/2013	02/01/2013	A	20,092
3,000,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2013	A	3,100,710
1,075,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	01/31/2013	A	1,078,849

						39,458,403
Missouri–0.9%
175,000	Belton, MO Tax Increment (Belton Town Center)	5.000	03/01/2014	09/06/2013	B	177,767
125,000	Belton, MO Tax Increment (Belton Town Center)	5.125	03/01/2015	03/01/2015		128,054
100,000	Belton, MO Tax Increment (Belton Town Center)	5.250	03/01/2016	03/01/2016		103,077
335,000	Branson, MO IDA (Branson Hills Redevel.)	6.250	05/01/2013	05/01/2013		337,030
25,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300	05/15/2028	01/31/2013	A	25,046
900,000	Kansas City, MO Tax Increment (Briarcliff West)	5.150	06/01/2016	03/15/2014	A	930,420
400,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	5.000	06/01/2021	06/01/2016	A	418,104
2,100,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	5.625	06/01/2023	09/01/2014	A	2,186,100
5,000	Lees Summit, MO Tax (Summitwoods Crossing)	6.250	05/01/2017	01/31/2013	A	5,005
790,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.200	11/01/2022	11/01/2018	B	782,637
1,300,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	1,407,640
1,000,000	MO Devel. Finance Board (Branson Landing)[1]	5.500	12/01/2024	06/01/2014	A	1,072,370
1,500,000	MO Devel. Finance Board (Branson Landing)[1]	5.625	12/01/2028	06/01/2014	A	1,611,195
750,000	MO Devel. Finance Board (Independence Electric System)[1]	5.625	06/01/2029	06/01/2014	A	805,598
5,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2019	01/31/2013	A	5,020

41	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri Continued
$25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450%	01/01/2018	01/31/2013	A	$25,073
580,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	01/31/2013	A	582,448
320,000	MO Environmental Improvement & Energy Resources Authority (St. Joseph Light & Power)[1]	5.850	02/01/2013	02/01/2013		320,813
15,000	MO Environmental Improvement & Energy Resources Authority (Union Electric Company)[1]	5.450	10/01/2028	01/31/2013	A	15,023
275,000	MO Environmental Improvement & Energy Resources Authority (Union Electric Company)[1]	5.450	10/01/2028	01/31/2013	A	275,413
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	22,621,200
3,390,000	MO H&EFA (Southwest Baptist University)[1]	5.000	10/01/2027	10/01/2022	A	3,774,223
25,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	01/31/2013	A	25,096
10,000	MO Southern State College (Auxiliary Enterprise System)[1]	5.500	04/01/2023	01/31/2013	A	10,018
300,000	Raymore, MO Tax Increment	5.000	03/01/2013	03/01/2013		291,381
275,000	Raymore, MO Tax Increment	5.125	03/01/2014	03/01/2014		230,821
230,000	Raymore, MO Tax Increment	5.125	03/01/2015	03/01/2015		165,878
1,590,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax	5.200	11/01/2021	05/01/2013	A	1,591,654
500,000	St. Joseph, MO IDA (Shoppes at North Village)	5.100	11/01/2019	11/01/2014	A	503,300
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2021	07/01/2021		1,347,183
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2022	A	1,520,213
3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2017	A	4,087,615
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2026	07/01/2022	A	1,352,903
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	118,577
1,350,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)	5.000	05/01/2024	08/27/2021	B	1,324,742

						50,178,637
Montana–0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	01/31/2013	A	215,514
120,000	Forsyth, MT Pollution Control (Puget Sound Energy)[1]	5.000	03/01/2031	03/01/2013	A	121,574

						337,088

42	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Multi States–0.7%
$10,000,000	Centerline Equity Issuer Trust[1,6]	6.000%	05/15/2015	04/30/2015	C	$10,955,600
6,000,000	Munimae TE Bond Subsidiary[1]	5.125	11/29/2049	09/30/2015	C	5,399,880
8,000,000	Munimae TE Bond Subsidiary[1]	5.300	11/29/2049	09/30/2015	C	5,999,840
3,000,000	Munimae TE Bond Subsidiary[1]	5.500	11/29/2049	09/30/2015	C	2,009,940
3,868,238	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500	07/01/2022	07/01/2022		4,118,358
3,190,343	Public Hsg. Capital Fund Multi-State Revenue Trust II1	4.500	07/01/2022	07/01/2022		3,380,806
9,554,378	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		9,940,470

						41,804,894
Nebraska–0.6%
125,000	NE Central Plains Gas Energy	5.000	12/01/2013	12/01/2013		129,433
10,000,000	NE Central Plains Gas Energy[1]	5.000	09/01/2027	09/01/2022	A	10,943,500
750,000	NE Central Plains Gas Energy	5.250	12/01/2018	12/01/2018		849,548
30,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.200	06/01/2028	01/31/2013	A	30,062
9,750,000	NE Investment Finance Authority (Single Family Hsg.)[1]	5.700	09/01/2031	09/01/2020	A	9,967,620
1,160,000	NE Investment Finance Authority (Single Family Hsg.)[1]	5.900	09/01/2036	09/01/2020	A	1,239,263
1,395,000	NE Public Power District[1]	5.000	01/01/2019	01/01/2018	A	1,646,672
1,500,000	NE Public Power District[1]	5.000	01/01/2020	01/01/2018	A	1,742,955
1,300,000	NE Public Power District[1]	5.000	01/01/2021	01/01/2018	A	1,506,492
1,100,000	NE Public Power District[1]	5.000	01/01/2022	01/01/2018	A	1,267,310
2,000,000	NE Public Power District[1]	5.000	01/01/2023	01/01/2018	A	2,298,000
1,375,000	NE Public Power District[1]	5.000	01/01/2024	01/01/2018	A	1,579,875
1,000,000	NE Public Power District[1]	5.000	01/01/2025	01/01/2018	A	1,149,000
1,100,000	NE Public Power District[1]	5.000	01/01/2026	01/01/2018	A	1,251,503

						35,601,233
Nevada–0.8%
25,000	Clark County, NV Improvement District	6.250	02/01/2013	02/01/2013		25,081
910,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2017	02/01/2017		963,981
1,000,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2018	02/01/2018		1,060,180
1,060,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2019	02/01/2019		1,124,342
610,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2020	02/01/2020		645,740
1,000,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2021	02/01/2021		1,054,320
400,000	Clark County, NV Industrial Devel. (Southwest Gas Corp.)[1]	5.450	03/01/2038	03/01/2013	C	402,704

43	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada Continued
$25,000	Henderson, NV Health Care Facility (CHW/Bakersfield Memorial Hospital Obligated Group)[1]	5.625%	07/01/2024	07/01/2014	A	$26,694
140,000	Henderson, NV Redevel. Agency Tax Allocation[1]	5.100	10/01/2020	10/01/2013	A	141,392
50,000	Henderson, NV Redevel. Agency Tax Allocation	6.900	10/01/2017	01/31/2013	A	50,600
25,000	Henderson, NV Redevel. Agency Tax Allocation	7.200	10/01/2025	10/01/2013	A	25,259
100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.375	06/01/2014	06/01/2014		103,422
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.500	06/01/2015	06/01/2013	A	259,665
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	1,515,312
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	05/01/2016	A	1,047,880
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	05/01/2016	A	1,410,872
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2016	A	5,669,133
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	05/01/2016	A	11,288,033
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	170,531
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,810,267
3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	10/01/2016	A	3,916,614
6,605,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.700	10/01/2033	01/31/2013	A	6,713,784
290,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.900	10/01/2016	02/01/2013	A	290,835
15,000	NV Hsg. Division (Single Family Mtg.)[1]	5.650	04/01/2022	01/31/2013	A	15,027
300,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	01/31/2013	A	300,633
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	01/31/2013	A	100,169
725,000	West Wendover, NV (Recreation District)	5.375	12/01/2019	01/31/2013	A	726,073
1,510,000	West Wendover, NV (Recreation District)	5.400	12/01/2017	01/31/2013	A	1,512,627
710,000	West Wendover, NV (Recreation District)	5.400	12/01/2021	01/31/2013	A	710,859
65,000	West Wendover, NV (Recreation District)	6.250	12/01/2021	01/31/2013	A	65,166

						43,147,195
New Hampshire–0.2%
285,000	NH Business Finance Authority (Pennichuck Water Works)	6.300	05/01/2022	01/31/2013	A	285,832
4,500,000	NH Business Finance Authority (Public Service Company of NH)[1]	4.750	05/01/2021	06/21/2013	A	4,676,625
1,580,000	NH H&EFA (Catholic Medical Center)[1]	5.750	07/01/2022	01/18/2013	A	1,599,876

44	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Hampshire Continued
$435,000	NH H&EFA (Catholic Medical Center)[1]	6.125%	07/01/2032	01/18/2013	A	$440,551
2,755,000	NH H&EFA (Elliot Hospital/Elliot Health System Obligated Group)[1]	5.600	10/01/2022	10/01/2013	A	2,955,812
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	01/31/2013	A	60,099
175,000	NH HFA (Single Family Mtg.)[1]	5.200	01/01/2024	07/01/2013	A	179,900
10,000	NH HFA (Single Family Mtg.)[1]	5.450	07/01/2021	01/31/2013	A	10,019
360,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	06/05/2013	A	363,373
35,000	NH HFA (Single Family Mtg.)[1]	5.850	07/01/2017	01/31/2013	A	35,110
1,275,000	NH HFA (Single Family Mtg.)[1]	5.850	01/01/2034	07/01/2013	A	1,333,242
25,000	NH HFA (Single Family Mtg.)	6.100	07/01/2028	01/31/2013	A	25,183
50,000	NH Hsg. Finance Authority[1]	5.000	07/01/2031	01/01/2016	A	51,780

						12,017,402
New Jersey–1.7%
4,335,000	Essex County, NJ Improvement Authority (Ballantyne House)[1]	4.850	11/01/2032	01/31/2013	A	4,339,118
5,000	Mount Holly, NJ Municipal Utilities Authority[1]	4.750	12/01/2018	01/31/2013	A	5,015
1,075,000	Newark, NJ GO (Special Emergency Notes)	2.000	12/11/2013	12/11/2013		1,081,773
2,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	06/01/2013	A	2,777,968
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	07/01/2014	A	627,790
4,320,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	07/01/2014	A	4,558,075
1,255,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2022	07/01/2022		1,321,929
2,000,000	NJ EDA (School Facilities Construction)[1]	5.750	09/01/2023	03/01/2021	A	2,471,560
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,056,221
1,275,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.200	07/01/2013	01/31/2013	A	1,275,740
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	05/20/2019	B	5,000,000
245,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250	07/01/2014	01/31/2013	A	245,394
13,000,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	07/01/2017	A	13,964,860
10,000,000	NJ Health Care Facilities Financing Authority (Virtual Health)[1]	6.000	07/01/2029	01/01/2014	A	10,307,900
43,615,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	10/13/2016	B	43,541,727

45	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey Continued
$5,000,000	NJ Transportation Trust Fund Authority[1]	5.250%		06/15/2026	06/15/2021	A	$5,964,750

							98,539,820
New Mexico–0.0%
30,000	NM Educational Assistance Foundation[1]	5.900		09/01/2031	01/31/2013	A	30,049
10,000	NM Finance Authority (Revolving Fund)[1]	4.750		06/01/2016	01/31/2013	A	10,035
125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125		08/01/2028	08/01/2018	A	148,509
225,000	NM Regional Hsg. Authority (Washington Place Apartments)	5.500		08/15/2020	10/31/2017	B	183,715

							372,308
New York–2.6%
8,000,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	06/01/2013	A	8,000,800
13,000,000	NY MTA[1]	0.563	[4]	11/01/2032	11/01/2014	C	13,001,950
15,000,000	NY MTA[1]	0.673	[4]	11/01/2032	11/01/2015	C	15,002,850
15,120,000	NY MTA, Series B1	5.000		11/15/2025	11/15/2015	A	17,036,006
4,800,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	01/21/2015	A	4,800,576
15,000,000	NYC GO1	4.900	[4]	12/15/2028	06/15/2013	A	15,366,600
13,695,000	NYC Transitional Finance Authority[1]	5.500		11/01/2028	11/01/2015	A	15,243,083
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2022	01/31/2013	A	4,856,991
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	01/31/2013	A	5,056,567
40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	12/01/2015	A	44,454,800
2,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	09/19/2034	B	2,050,450

							144,870,673
North Carolina–0.2%
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	10/01/2014	A	1,052,780
1,620,000	NC Medical Care Commission (Catholic Health East)[1]	5.250		11/15/2022	05/15/2017	A	1,778,015
1,970,000	NC Medical Care Commission (Catholic Health East)[1]	5.250		11/15/2023	05/15/2017	A	2,147,162
1,040,000	NC Medical Care Commission (Novant Health/Forsythmemorial Hospital Obligated Group)[1]	5.000		11/01/2017	11/01/2013	A	1,078,802
525,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500		10/01/2019	01/31/2013	A	526,155
2,000,000	NC Medical Care Commission (University Health Systems of Eastern Carolina)[1]	6.000		12/01/2029	12/01/2018	A	2,358,020

46	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
North Carolina Continued
$4,000,000	NC Municipal Power Agency No. 1 (Catawba Electric)[1]	5.250%	01/01/2016	01/10/2013	A	$4,004,760
410,000	Piedmont Triad, NC Airport Authority[1]	6.000	07/01/2021	01/31/2013	A	411,230

						13,356,924
North Dakota–0.0%
50,000	Bismarck, ND Health Care Facilities (St. Alexius Medical Center/Garrison Memorial Hospital Obligated Group)[1]	5.000	07/01/2028	01/31/2013	A	50,073
325,000	Mercer, ND Pollution Control (Otter Tail Corp.)[1]	4.850	09/01/2022	01/31/2013	A	325,488
100,000	ND Board of Higher Education Student Services Facilities	5.500	08/01/2023	08/01/2015	A	103,049

						478,610
Ohio–3.8%
1,000,000	Akron Bath Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center of Akron)[1]	5.000	11/15/2024	05/15/2022	A	1,133,550
3,450,000	Akron Bath Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center of Akron)[1]	5.000	11/15/2025	05/15/2022	A	3,892,083
50,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	04/14/2020	B	46,476,248
8,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	04/14/2020	B	7,661,162
13,925,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	02/03/2028	B	12,740,122
1,000,000	Butler County, OH GO1	5.000	12/01/2022	12/01/2022		1,255,830
70,000	Centerville, OH GO1	5.625	12/01/2026	06/01/2013	A	71,295
45,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000	06/01/2018	01/31/2013	A	45,040
750,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	05/15/2013	A	760,515
1,330,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.375	05/15/2018	05/15/2013	A	1,335,214
270,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500	11/15/2014	01/31/2013	A	270,510
46,435,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	01/30/2013	A	46,516,726
3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)	5.300	08/20/2034	01/31/2013	A	3,180,166

47	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio Continued
$1,195,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)	5.125%	05/15/2022	07/29/2016	A	$1,226,668
1,585,000	Dublin, OH Industrial Devel. (Dublin Health Care Corp.)	7.500	12/01/2016	01/31/2013	A	1,585,697
540,000	Field, OH Local School District (School Facilities Construction & Improvement)	5.000	12/01/2027	06/01/2015	A	552,641
995,000	Grove City, OH Tax Increment Financing	5.125	12/01/2016	06/25/2015	B	1,048,640
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2023	06/01/2022	A	1,742,970
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2024	06/01/2022	A	6,567,621
6,200,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2025	06/01/2022	A	7,083,624
9,935,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2026	06/01/2022	A	11,268,873
7,000,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2027	06/01/2022	A	7,918,330
10,000	Lake County, OH Sewer District Improvements[1]	5.850	12/01/2016	01/31/2013	A	10,045
535,000	Lucas County, OH GO1	6.500	12/01/2016	01/31/2013	A	537,729
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		244,815
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	308,272
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	323,351
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	340,019
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	353,992
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	370,349
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	01/31/2013	A	40,083
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	06/01/2013	A	470,097
30,000	OH HFA[1]	5.250	09/01/2030	01/04/2013	A	30,037
5,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000	01/01/2027	01/01/2022	A	5,933,150
8,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000	01/01/2028	01/01/2022	A	9,457,920
2,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000	01/01/2029	01/01/2022	A	2,347,040

48	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Ohio Continued
$2,915,000	Penta, OH Career Center COP[1]	5.250%		04/01/2024	04/01/2022	A	$3,445,093
2,080,000	Penta, OH Career Center COP[1]	5.250		04/01/2025	04/01/2022	A	2,434,952
1,900,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[5]	6.300		02/15/2024	05/22/2019	B	1,146,099
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[5]	6.400		02/15/2034	02/27/2030	B	1,176,435
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000		12/01/2026	06/01/2022	A	3,898,261
215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)	5.300		08/15/2013	01/31/2013	A	215,733
1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250		01/01/2024	01/01/2021	A	1,589,378
10,000	Toledo, OH GO1	6.350		12/01/2025	01/31/2013	A	10,026
2,315,000	Toledo-Lucas County, OH Port Authority (Bax Global)	6.250		11/01/2013	09/13/2013	B	2,322,501
325,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600		11/15/2015	01/31/2013	A	325,302
10,760,000	Toledo-Lucas County, OH Port Authority (Crocker Park)[1]	5.250		12/01/2023	12/01/2013	A	11,258,941
1,425,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	6.375		11/15/2032	11/15/2013	A	1,484,736
210,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)[1]	5.400		05/15/2014	11/14/2013	B	211,229

							214,619,110
Oklahoma–1.5%
85,000	Cherokee County, OK EDA (NSU Student Hsg.)	5.250		12/01/2034	12/01/2015	A	87,305
9,000,000	McAlester, OK Public Works Authority	5.641	[3]	02/01/2030	02/01/2013	A	3,453,120
20,000	OK Colleges Board of Regents COP (Lease Rentals)[1]	5.375		04/01/2022	01/31/2013	A	20,041
30,000	OK HFA (Single Family Mtg.)[1]	5.400		09/01/2029	03/01/2013	A	30,083
1,175,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600		10/01/2035	02/01/2013	A	1,245,806
1,000,000	Tulsa, OK Airports[1]	5.375		06/01/2024	06/01/2015	A	1,069,230
69,820,000	Tulsa, OK Municipal Airport Trust (American Airlines)	7.750		06/01/2035	12/01/2014	C	76,871,122

							82,776,707
Oregon–0.1%
25,000	Hillsboro, OR Hospital Facilities Auth (Tuality Healthcare)	5.375		10/01/2026	01/31/2013	A	25,023
15,000	Klamath Falls, OR Airport	5.500		07/01/2016	01/31/2013	A	15,063

49	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon Continued
$35,000	OR Facilities Authority (College Housing Northwest)[1]	5.300%	10/01/2022	10/01/2013	A	$35,222
20,000	OR GO1	5.375	08/01/2028	02/01/2013	A	20,026
15,000	OR GO (Alternate Energy)[1]	5.400	07/01/2016	01/31/2013	A	15,063
45,000	OR GO (Elderly & Disabled Hsg.)[1]	4.800	08/01/2024	02/01/2013	A	45,050
30,000	OR GO (Elderly & Disabled Hsg.)	5.450	08/01/2013	02/01/2013	A	30,122
65,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550	08/01/2016	02/01/2013	A	65,170
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	02/01/2013	A	20,044
40,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	02/01/2013	A	40,069
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	02/01/2013	A	35,095
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.800	08/01/2027	02/01/2013	A	35,063
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	02/01/2013	A	15,040
40,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	02/01/2013	A	40,090
500,000	OR Health & Science University[1]	5.000	07/01/2023	07/01/2022	A	603,240
1,000,000	OR Health & Science University[1]	5.000	07/01/2026	07/01/2022	A	1,182,860
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.250	07/01/2022	01/31/2013	A	20,369
30,000	Port Umatilla, OR Water[1]	6.450	08/01/2014	02/01/2013	A	30,139
1,270,000	Portland, OR Hsg. Authority (Clay Street Apartments)	5.500	12/01/2021	01/31/2013	A	1,274,712
1,090,000	Portland, OR Hsg. Authority (Columbia Street Apartments)	5.500	12/01/2021	01/31/2013	A	1,094,044
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)	5.000	01/01/2016	03/25/2015	B	1,008,750

						5,650,254
Pennsylvania–4.0%
1,600,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.100	07/01/2014	01/07/2014	B	1,650,208
4,445,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	01/31/2013	A	4,446,245
5,335,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2025	05/01/2022	A	5,980,802
2,780,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2026	05/01/2022	A	3,097,726
1,130,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	04/20/2015	B	1,179,517
4,895,000	Chester County, PA H&EFA (Chester County Hospital)	5.875	07/01/2016	01/31/2013	A	4,915,412
800,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	01/31/2013	A	801,344
2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	2,669,674
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,234,970

50	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania Continued
$5,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000%	05/15/2025	01/31/2013	A	$5,508,415
1,395,000	Lycoming County, PA Authority (Pennsylvania College of Technology)[1]	5.000	05/01/2026	05/01/2022	A	1,597,247
7,325,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	01/31/2013	A	7,355,765
1,400,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	01/31/2013	A	1,401,316
35,000,000	Montgomery County, PA IDA[2]	5.750	08/01/2030	08/01/2030		38,515,750
32,235,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	37,927,379
12,300,000	PA EDFA (National Gypsum Company)	6.125	11/01/2027	11/01/2027		12,151,416
8,120,000	PA EDFA (National Gypsum Company)	6.250	11/01/2027	03/31/2013	A	8,119,107
500,000	PA EDFA (Northampton Generating)[5]	6.500	01/01/2013	01/01/2013		317,380
1,270,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	01/31/2013	A	1,272,896
7,045,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	01/31/2013	A	7,052,609
8,340,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	01/31/2013	A	8,349,007
295,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2021	01/31/2013	A	295,215
25,000	PA HEFA (University of the Arts)	5.500	03/15/2020	01/31/2013	A	25,032
785,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2025	01/01/2022	A	898,370
1,970,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2027	01/01/2022	A	2,228,129
1,675,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	06/01/2024	12/01/2016	A	1,795,198
31,900,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	6.250	07/01/2023	07/01/2017	A	35,664,200
55,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600	04/01/2020	01/31/2013	A	55,118
4,180,000	Reading, PA GO1	5.625	11/15/2020	10/01/2017	B	4,318,358
4,175,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2021	05/15/2020	A	4,747,977
8,310,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2022	05/15/2020	A	9,360,633
795,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.250	11/15/2023	05/15/2020	A	905,330
4,855,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000	01/01/2020	01/01/2020		5,392,740

51	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania Continued
$4,120,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000%	01/01/2023	01/01/2023		$4,538,963

						225,769,448
Rhode Island–2.0%
490,000	Central Falls, RI Detention Facility	6.750	01/15/2013	01/15/2013		489,780
20,000	Providence, RI Public Building Authority (School & Public Facilties)[1]	5.250	12/15/2018	01/31/2013	A	20,035
465,000	Providence, RI Public Building Authority, Series A1	5.000	12/15/2017	01/31/2013	A	465,767
400,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	01/31/2013	A	400,876
300,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	01/31/2013	A	300,441
5,065,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	5,803,882
25,000	Providence, RI Public Building Authority, Series B	5.500	12/15/2014	01/31/2013	A	25,078
845,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	01/31/2013	A	846,191
20,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)[1]	5.000	06/15/2015	06/15/2013	A	20,403
5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000	05/15/2039	05/15/2019	A	6,049,000
195,000	RI Health & Educational Building Corp. (Johnson & Wales University)	6.100	04/01/2026	04/01/2013	A	195,606
455,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250	05/15/2026	01/31/2013	A	455,610
1,065,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2021	05/15/2017	A	1,176,591
4,025,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2022	05/15/2017	A	4,376,503
4,065,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750	05/15/2023	01/31/2013	A	4,073,415
15,000,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	16,152,150
145,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	01/31/2013	A	145,392
130,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.150	10/01/2022	01/31/2013	A	130,166
50,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.375	04/01/2024	01/31/2013	A	50,072
5,610,000	RI Student Loan Authority[2]	6.000	12/01/2023	11/09/2013	A	5,623,010
25,750,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250	06/01/2042	01/31/2013	A	26,097,883

52	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Rhode Island Continued
$7,920,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000%		06/01/2023	01/31/2013	A	$8,026,999
30,285,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	01/31/2013	A	30,694,150
845,000	West Warwick, RI GO	5.150		03/01/2022	01/31/2013	A	847,738
500,000	Woonsocket, RI GO1	6.000		10/01/2018	10/01/2018		490,680

							112,957,418
South Carolina–0.5%
290,000	Allendale County, SC School District Energy Savings Special Obligation	7.000		12/01/2013	09/02/2013	B	297,476
50,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.600		12/01/2021	01/31/2013	A	50,056
110,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.700		10/01/2021	01/31/2013	A	110,132
215,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125		10/01/2017	11/15/2015	B	218,492
525,000	Greenville, SC Hospital System (Greenville Hospital System/GHS Partners in Health Obligated Group)[1]	5.000		05/01/2025	05/01/2013	A	531,710
210,000	Lee County, SC School Facilities, Series 2006	6.000		12/01/2019	12/01/2017	A	238,902
270,000	Lee County, SC School Facilities, Series 2006	6.000		12/01/2027	12/01/2017	A	294,254
2,110,000	Lexington, SC One School Facilities Corp. (Lexington County School District No. 1)[1]	5.250		12/01/2024	12/01/2015	A	2,342,564
2,340,000	Lexington, SC One School Facilities Corp. (Lexington County School District No. 1)[1]	5.250		12/01/2026	12/01/2015	A	2,582,752
9,955,000	Richland County, SC Environmental Improvement (International Paper Company)[1]	6.100		04/01/2023	04/01/2013	A	10,162,064
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[3]	01/01/2021	01/01/2021		69,417
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[3]	01/01/2026	01/01/2026		28,807
30,000	SC Educational Facilities Authority (Southern Wesleyan University)	5.850		03/01/2016	01/31/2013	A	30,030
100,000	SC Educational Facilities Authority (Southern Wesleyan University)	6.000		03/01/2023	01/31/2013	A	100,084
2,290,000	SC Jobs EDA (Bon Secours Health System/Bon Secours-Venice Healthcare Corp. Obligated Group)[1]	5.500		11/15/2023	01/31/2013	A	2,299,939
6,805,000	SC Jobs EDA (Bon Secours)[1]	5.625		11/15/2030	01/31/2013	A	6,829,022

53	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
South Carolina Continued
$3,490,000	SC Jobs EDA (Palmetto Health)[1]	6.250%		08/01/2031	08/01/2013	A	$3,599,761

							29,785,462
South Dakota–0.3%
16,330,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500		06/01/2032	01/31/2013	A	16,656,763
435,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750		05/01/2031	11/01/2015	A	454,284

							17,111,047
Tennessee–1.0%
10,000	Blount County, TN Hospital, Series B1	5.125		07/01/2019	01/31/2013	A	10,020
1,860,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2021	02/01/2021		2,096,611
19,530,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2023	02/01/2023		21,676,347
10,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2019	09/01/2019		11,543,700
5,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2020	09/01/2020		5,742,800
3,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2021	09/01/2021		3,454,020
12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2024	09/01/2024		13,913,275

							58,436,773
Texas–5.9%
250,000	Amarillo, TX Health Facilities Corp. (Baptist St. Anthonys Hospital Corp.)[1]	5.000		01/01/2022	01/31/2013	A	250,275
605,000	Austin, TX Utility System	6.730	[3]	11/15/2014	05/15/2013	A	541,215
25,000	Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon Creek)	5.750		12/01/2013	12/01/2013		25,500
4,000,000	Bexar County, TX HFC (American Opportunity Hsg.-Colinas)[1]	5.800		01/01/2031	01/31/2013	A	4,039,880
110,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	01/15/2029	B	84,444
3,280,000	Bexar County, TX HFC (Dymaxion & Marbach Park Apartments)[1]	6.100		08/01/2030	02/01/2013	A	3,312,702
65,000	Bexar County, TX HFC (Honey Creek Apartments)	5.875		04/01/2014	01/31/2013	A	65,044
460,000	Bexar County, TX HFC (Perrin Square)[1]	6.550		12/20/2034	01/31/2013	A	479,499
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	10/01/2038		16,136
320,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.625		05/15/2033	05/15/2013	A	323,773
75,000	Cass County, TX IDC (International Paper Company)[1]	6.000		09/01/2025	01/31/2013	A	75,253
285,000	Cass County, TX IDC (International Paper Company)[1]	6.600		03/15/2024	01/31/2013	A	286,100
380,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)[1]	7.750		02/15/2018	04/14/2016	B	420,626

54	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas Continued
$60,000	Collin County, TX HFC (Community College District Foundation)	5.250%	06/01/2023	07/08/2021	B	$51,841
250,000	Dallas County, TX Utility & Reclamation District	5.000	02/15/2024	08/15/2013	A	255,290
4,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2023	11/01/2020	A	4,600,720
4,250,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2023	11/01/2020	A	4,888,265
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,709,050
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,709,050
1,880,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	2,218,569
6,860,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	7,791,725
8,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	9,086,560
3,375,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	3,964,410
12,540,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	14,173,210
3,875,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	4,496,783
7,435,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2020	A	8,374,710
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,731,387
550,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2021	11/01/2013	A	570,163
35,000	Del Rio, TX Airport[1]	5.400	07/01/2019	01/31/2013	A	35,093
50,000	Eagle Pass, TX Waterworks & Sewer[1]	5.050	12/01/2017	01/31/2013	A	50,180
135,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	01/07/2013	A	135,134
40,000	El Paso County, TX HFC (El Paso American Hsg. Foundation), Series A1	6.375	12/01/2032	01/07/2013	A	40,040
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	01/31/2013	A	440,977
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	01/31/2013	A	340,575
14,465,000	Gulf Coast, TX Waste Disposal Authority (International Paper Company)[1]	6.100	08/01/2024	02/01/2013	A	14,516,495
3,950,000	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College Medicine)[1]	5.000	11/15/2026	11/15/2022	A	4,602,580
12,470,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	01/31/2013	A	15,052,537

55	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas Continued
$1,220,000	Harris County, TX Sports Authority Revenue[1]	5.250%		11/15/2021	01/31/2013	A	$1,221,635
125,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2028	01/31/2013	A	125,049
275,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2022	01/31/2013	A	275,371
60,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2026	11/15/2026		59,471
1,545,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2030	01/31/2013	A	1,547,070
700,000	Harris County-Houston, TX Sports Authority	5.473	[3]	11/15/2018	11/15/2018		509,502
2,105,000	Harris County-Houston, TX Sports Authority[1]	5.750		11/15/2019	01/31/2013	A	2,107,863
1,090,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500		07/15/2017	01/31/2013	A	1,093,706
3,060,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125		07/15/2017	01/31/2013	A	3,063,947
3,000,000	Houston, TX Airport System[1]	5.000		07/01/2026	07/01/2021	A	3,504,810
6,150,000	Houston, TX Airport System[1]	5.000		07/01/2027	07/01/2022	A	7,069,733
2,000,000	Houston, TX Airport System[1]	5.000		07/01/2030	07/01/2022	A	2,272,720
5,000,000	Houston, TX Airport System[1]	5.000		07/01/2031	07/01/2022	A	5,651,350
470,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750		06/01/2033	12/01/2017	A	486,459
600,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	4.000		02/15/2022	02/15/2022		635,502
1,000,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875		05/15/2021	05/15/2021		1,152,980
600,000	Houston, TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)[1]	5.000		09/01/2031	09/01/2013	A	613,398
1,265,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)	6.625		02/01/2020	02/01/2013	A	1,267,935
35,000	Laredo, TX Independent School District Public Facility Corp.[1]	5.000		08/01/2024	02/01/2013	A	35,048
30,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.500		06/01/2017	01/31/2013	A	30,073
90,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.600		12/01/2029	01/31/2013	A	90,123
22,870,000	McLennan County, TX Public Facility Corp.[1]	6.625		06/01/2035	11/18/2014	A	24,901,313
16,000,000	Mission, TX EDC (Waste Management)[1]	6.000		08/01/2020	08/01/2013	C	16,441,600
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000		03/01/2019	01/31/2013	A	50,130

56	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas Continued
$620,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)[1]	6.000%	08/15/2032	02/15/2015	A	$654,342
80,000	North Central TX HFDC (Children’s Medical Center)[1]	6.000	08/15/2016	01/31/2013	A	80,336
100,000	North Channel, TX Water Authority System	5.000	07/10/2015	01/31/2013	A	100,233
55,000	North East TX Hospital Authority (Northeast Medial Center Hospital)[1]	5.625	05/15/2022	01/31/2013	A	55,147
940,000	North TX Tollway Authority[1]	5.000	01/01/2022	01/01/2013	A	940,000
580,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650	01/01/2038	11/01/2014	A	609,992
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	06/01/2021		60,159
40,000	Southlake Parks, TX Devel. Corp.[1]	5.375	08/15/2021	01/31/2013	A	40,141
1,335,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (WPM/GPM Obligated Group)[1]	5.250	09/20/2023	09/20/2018	A	1,366,653
50,000	Texarkana, TX Health Facilities Devel Corp. (Wadley Regional Medical Center)[1]	5.250	10/01/2013	01/31/2013	A	50,084
4,030,000	Texas City, TX Industrial Devel. Corp. (BP Pipeline-North America)[1]	7.375	10/01/2020	10/01/2020		5,558,579
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	05/01/2028		22,036
10,000,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.400	09/01/2022	03/01/2013	A	10,239,800
14,810,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.550	03/01/2032	09/01/2013	A	15,110,939
2,310,000	TX Dept. of Hsg. & Community Affairs (Millstone Apartments)	5.350	12/01/2022	01/11/2013	A	2,312,795
70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.550	12/01/2024	02/01/2013	A	70,129
65,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.600	12/01/2030	02/01/2013	A	65,092
1,665,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)	5.450	12/01/2022	01/31/2013	A	1,687,394
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875	09/01/2022	04/18/2019	B	80,349
5,000	TX GO	5.750	08/01/2026	02/01/2013	A	5,020
150,000	TX GO (Water Financial Assistance)	5.250	08/01/2022	02/01/2013	A	150,605
15,000	TX GO (Water Financial Assistance)	5.750	08/01/2031	02/01/2013	A	15,061
55,000	TX Lower Colorado River Authority[1]	5.000	05/15/2020	01/31/2013	A	55,195
400,000	TX Lower Colorado River Authority[1]	5.000	05/15/2031	05/15/2013	A	405,304
100,000	TX Lower Colorado River Authority	5.500	05/15/2021	01/31/2013	A	100,355
1,375,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)	5.950	11/01/2034	06/01/2013	A	1,379,400

57	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas Continued
$3,415,000	TX Municipal Gas Acquisition & Supply Corp.	5.250%		12/15/2023	12/15/2023		$3,998,555
61,535,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	08/04/2023	B	79,113,703
2,360,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500		08/01/2021	08/01/2021		2,741,990
3,740,000	TX Water Devel. Board	5.250		07/15/2015	01/31/2013	A	3,819,438
25,000	TX Water Devel. Board (State Revolving Fund)[1]	5.375		07/15/2016	01/31/2013	A	25,106
1,970,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)[1]	5.250		11/01/2027	11/01/2017	A	2,126,063
25,000	Weslaco, TX COP (Waterworks & Sewer System)[1]	5.000		02/15/2023	02/15/2013	A	25,147
650,000	West Travis County, TX Public Utility Agency[1]	3.000		08/15/2015	08/15/2013	A	655,759
820,000	West Travis County, TX Public Utility Agency[1]	3.000		08/15/2017	08/15/2013	A	824,198
550,000	West Travis County, TX Public Utility Agency[1]	3.500		08/15/2019	08/15/2013	A	553,482
925,000	Willacy County, TX Public Facilities Corp.[1]	8.250		12/01/2023	01/31/2013	A	946,534
50,000	Ysleta, TX Independent School District[1]	5.375		11/15/2024	05/15/2013	A	50,821

							335,058,515
U.S. Possessions–11.7%
2,700,000	Guam Education Financing Foundation COP (Guam Public School Facilities)	4.500		10/01/2026	10/01/2026		2,584,872
200,000	Guam International Airport Authority[1]	5.250		10/01/2014	10/01/2013	A	205,428
1,000,000	Guam International Airport Authority[1]	5.250		10/01/2022	01/31/2013	A	1,001,750
20,000	Guam International Airport Authority[1]	5.375		10/01/2017	10/01/2013	A	20,375
18,300,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500		07/01/2028	07/01/2022	A	18,495,627
1,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	01/31/2013	A	1,000,940
5,780,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	01/31/2013	A	5,785,433
65,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	01/31/2013	A	65,061
4,160,000	Puerto Rico Commonwealth GO1	3.323	[4]	07/01/2020	07/01/2020		4,213,331
9,800,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	06/01/2013	A	10,049,704
4,720,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/01/2031		4,675,490
8,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2016	A	8,563,410

58	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$3,000,000	Puerto Rico Commonwealth GO1	5.250%		07/01/2025	07/01/2016	A	$3,018,540
7,930,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	07/01/2016	A	7,971,474
5,685,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	07/01/2034		5,602,170
3,355,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		3,574,585
1,125,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		1,198,631
9,575,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		10,201,684
140,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	07/01/2022	A	144,334
60,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	07/01/2018	A	61,181,400
2,160,000	Puerto Rico Commonwealth GO1	5.500		07/01/2027	07/01/2022	A	2,223,590
2,635,000	Puerto Rico Commonwealth GO1	5.625		07/01/2032	07/01/2016	A	2,664,960
1,430,000	Puerto Rico Commonwealth GO1	5.625		07/01/2033	07/01/2016	A	1,443,085
1,125,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018	A	1,172,756
51,665,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2016	A	53,063,572
10,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	07/01/2019	A	10,554,300
4,165,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2019	07/01/2016	A	4,274,456
56,565,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2026	07/01/2015	A	57,111,418
13,025,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	07/01/2020	A	13,287,845
1,060,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2026	07/01/2020	A	1,087,401
3,820,000	Puerto Rico Government Devel. Bank[1]	5.000		12/01/2013	12/01/2013		3,916,608
4,600,000	Puerto Rico Highway & Transportation Authority[1]	3.111	[4]	07/01/2028	07/01/2028		3,744,538
1,095,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2018	07/01/2013	A	1,099,588
1,340,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A	1,373,420
675,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A	684,740
1,045,000	Puerto Rico Highway & Transportation Authority, Series N1	5.500		07/01/2021	07/01/2021		1,101,900
6,720,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250		07/01/2021	07/15/2020	B	8,068,570
75,000	Puerto Rico Industrial Devel. Company, Series B	5.375		07/01/2016	01/31/2013	A	75,115
1,000,000	Puerto Rico Industrial Devel. Company, Series B1	5.375		07/01/2016	01/31/2013	A	1,004,010
8,440,000	Puerto Rico Infrastructure[1]	5.500		07/01/2020	07/01/2020		9,013,751
3,115,000	Puerto Rico Infrastructure[1]	5.500		07/01/2021	07/01/2021		3,303,644
4,670,000	Puerto Rico Infrastructure[1]	5.500		07/01/2022	07/01/2022		4,929,839
1,140,000	Puerto Rico Infrastructure[1]	5.500		07/01/2023	07/01/2023		1,196,578
1,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	07/01/2027		1,041,160

59	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$13,090,000	Puerto Rico Infrastructure[1]	6.000%	12/15/2026	12/15/2021	A	$14,288,913
415,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	01/06/2014	B	426,994
2,945,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	07/19/2017	A	3,078,409
3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2021	A	3,630,760
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	05/31/2013	A	3,309,636
1,845,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	2,064,703
450,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		506,358
160,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2014	07/01/2013	A	163,146
2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	02/01/2013	A	2,007,820
1,350,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		1,424,561
760,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2027	07/01/2027		760,030
135,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2023	07/01/2016	A	137,750
4,990,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2022		5,369,939
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2027	07/01/2018	A	3,751,155
500,000	Puerto Rico Public Buildings Authority[1]	6.125	07/01/2023	07/01/2019	A	544,620
735,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2021	07/01/2021		818,709
5,220,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2022	07/01/2022		5,815,237
2,905,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2026	07/01/2019	A	3,174,235
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	07/01/2019	A	1,098,720
2,950,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	3,184,260
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	14,172,180
37,400,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	08/01/2016	A	40,731,966
69,770,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	08/01/2021	A	70,718,872
10,675,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2021	A	11,598,281

60	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$17,475,000	Puerto Rico Public Finance Corp., Series B1	6.000%	08/01/2025	08/01/2021	A	$18,858,671
8,210,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250	08/01/2027	08/01/2019	A	8,742,336
2,280,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2028	08/01/2019	A	2,483,718
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A	11,412,610
690,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	733,691
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	25,327,269
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	08/01/2019	A	10,012,680
6,495,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2021	A	6,985,697
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500	08/01/2035	08/01/2020	A	39,561,550
1,000,000	University of Puerto Rico[1]	5.000	06/01/2020	06/01/2016	A	1,011,840
5,000,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025		4,923,050
2,535,000	University of Puerto Rico, Series P1	5.000	06/01/2023	06/01/2016	A	2,537,560
1,790,000	University of Puerto Rico, Series Q1	5.000	06/01/2022	06/01/2016	A	1,800,185

						664,159,194
Utah–0.1%
558,000	Eagle Mountain, UT Special Assessment	6.250	05/01/2013	05/01/2013		562,285
15,000	Intermountain, UT Power Agency	5.000	07/01/2013	01/16/2013	A	15,059
2,175,000	Intermountain, UT Power Agency[1]	5.250	07/01/2023	07/01/2013	A	2,227,091
490,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	01/31/2013	A	491,054
5,000	UT University Campus Facilities System, Series A	6.750	10/01/2014	01/31/2013	A	5,017

						3,300,506
Vermont–0.3%
95,000	Burlington, VT Airport[1]	5.600	07/01/2017	01/07/2013	A	95,079
150,000	Burlington, VT Airport[1]	6.000	07/01/2017	01/07/2013	A	150,125
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2023	07/01/2013	A	1,001,470
105,000	Burlington, VT Airport, Series B1	5.750	07/01/2017	01/07/2013	A	105,083
205,000	Burlington, VT COP[1]	5.500	12/01/2016	01/31/2013	A	205,871
275,000	Burlington, VT GO1	5.000	11/01/2013	11/01/2013		282,488
320,000	Burlington, VT GO1	5.000	11/01/2014	11/01/2014		338,211
335,000	Burlington, VT GO1	5.000	11/01/2015	11/01/2015		362,571
2,130,000	Burlington, VT GO1	5.000	11/01/2027	11/01/2022	A	2,306,705
1,240,000	Burlington, VT GO1	5.000	11/01/2032	11/01/2022	A	1,315,578
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2019	10/01/2019		2,148,091

61	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Vermont Continued
$1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000%		10/01/2020	10/01/2020		$2,155,590
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2021	10/01/2021		2,404,992
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2022	10/01/2022		1,215,722
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2023	10/01/2022	A	1,177,380
750,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2024	10/01/2022	A	870,930
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2025	10/01/2022	A	1,151,960
870,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2027	10/01/2022	A	995,524

							18,283,370
Virginia–0.5%
5,000,000	Halifax County, VA IDA (Old Dominion Electric Cooperative)[1]	5.625		06/01/2028	06/01/2013	A	5,135,250
1,980,000	Hampton, VA Redevel. & Hsg. Authority (Tidewater Seniors Apartments)[1]	5.450		01/01/2034	02/01/2013	A	2,056,864
5,850,000	Henrico County, VA IDA (Bon Secours Health Systems)[1]	0.366	[4]	08/23/2027	01/31/2013	A	4,816,516
265,000	Norfolk, VA EDA, Series B	5.625		11/01/2015	11/16/2014	B	247,391
6,955,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)	5.000		08/01/2036	08/01/2036		7,334,048
717,000	VA Gateway Community Devel. Authority	6.375		03/01/2030	03/01/2013	A	723,898
4,435,000	VA Hsg. Devel. Authority, Series E1	6.375		01/01/2036	07/01/2018	A	5,006,405
1,938,000	Watkins Centre, VA Community Devel. Authority	5.400		03/01/2020	02/24/2017	B	1,897,341

							27,217,713
Washington–2.8%
2,575,000	Bellingham, WA Hsg. Authority (Cascade Meadows)[1]	5.200		11/01/2027	01/31/2013	A	2,585,686
795,000	Chelan County, WA Devel. Corp. (Alcoa)[1]	5.850		12/01/2031	01/31/2013	A	795,811
15,000,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro)[1]	6.050		07/01/2032	07/01/2013	A	15,549,000
1,755,000	Clark County, WA Public Utility District No. 1	5.500		01/01/2025	01/07/2013	A	1,756,527

62	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington Continued
$85,000	Issaquah, WA GO1	5.250%	12/01/2021	01/31/2013	A	$85,323
16,720,000	King County, WA Hsg. Authority	5.250	07/01/2028	01/31/2013	A	17,125,962
10,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.800	07/01/2019	07/01/2013	A	10,163
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.850	07/01/2024	07/01/2013	A	25,395
10,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	5.900	12/01/2015	06/01/2013	A	10,124
160,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	6.000	12/01/2025	06/01/2013	A	161,269
10,000	King County, WA Hsg. Authority (Rural Preservation)	5.750	01/01/2028	07/01/2013	A	10,004
115,000	Pierce County, WA Hsg. Authority	5.800	12/01/2023	05/31/2013	A	114,997
3,000,000	Port Longview, WA1	6.250	12/01/2018	01/31/2013	A	3,022,830
2,300,000	Port of Seattle, WA GO1	5.000	09/01/2025	09/01/2021	A	2,665,424
2,000,000	Port of Seattle, WA GO1	5.000	09/01/2026	09/01/2021	A	2,302,380
1,500,000	Port of Seattle, WA Revenue[1]	5.125	07/01/2023	07/01/2013	A	1,533,690
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,476,729
25,000	WA COP (Dept. of General Administration)	5.500	10/01/2013	01/31/2013	A	25,108
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	01/31/2013	A	20,085
30,000	WA COP (Dept. of General Administration)	5.600	10/01/2016	01/31/2013	A	30,128
75,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.000	12/01/2019	01/31/2013	A	75,084
500,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.375	12/01/2017	01/31/2013	A	500,795
50,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)	5.300	08/15/2014	01/31/2013	A	50,122
145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)	5.400	08/15/2023	01/31/2013	A	145,184
10,000,000	WA Health Care Facilities Authority (Swedish Health Services)[1]	6.500	11/15/2027	11/15/2015	A	11,716,000
70,270,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	06/01/2013	A	72,376,695
21,360,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	06/01/2013	A	22,000,373

						160,170,888
West Virginia–0.0%
25,000	Clarksburg, WV Water[1]	5.250	09/01/2019	01/31/2013	A	25,347
100,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2028	09/01/2014	A	104,454
55,000	WV Water Devel. Authority[1]	5.625	07/01/2030	01/18/2013	A	55,122

63	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
West Virginia Continued
$110,000	WV Water Devel. Authority[1]	6.250%	07/01/2030	01/18/2013	A	$110,276
75,000	WV West Liberty State College, Series A1	6.000	06/01/2023	06/01/2013	A	76,244

						371,443
Wisconsin–1.8%
390,000	Janesville, WI Industrial Devel. (Paramount Communications)[1]	7.000	10/15/2017	01/31/2013	A	391,119
16,000,000	Marshfield, WI Electric[1]	5.500	12/01/2030	12/01/2020	A	18,979,360
20,000	Milwaukee County, WI Airport[1]	5.000	12/01/2016	01/31/2013	A	20,056
135,000	Milwaukee, WI Redevel. Authority (Milwaukee Science Education Consortium)[1]	5.625	08/01/2025	02/01/2013	A	135,041
5,270,000	WI H&EFA (AHC/AMG/AHCM Obligated Group)[1]	6.400	04/15/2033	04/15/2013	A	5,315,375
12,650,000	WI H&EFA (AHC/AMG/AHCM Obligated Group)[1]	6.500	04/15/2033	04/15/2013	A	12,759,170
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	167,220
3,085,000	WI H&EFA (Beloit College)[1]	5.750	06/01/2021	06/01/2015	A	3,291,664
1,000,000	WI H&EFA (Marshfield Clinic)[1]	5.000	02/15/2027	02/15/2022	A	1,119,140
11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2015	A	12,217,381
100,000	WI H&EFA (Prohealth Care/Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	118,051
1,000,000	WI H&EFA (Vernon Memorial Healthcare)[1]	5.100	03/01/2025	03/01/2015	A	1,023,140
4,895,000	WI H&EFA (WFS)[1]	5.125	08/15/2033	08/15/2013	A	4,978,019
5,000,000	WI H&EFA (WFS)[1]	5.250	08/15/2025	08/15/2013	A	5,117,000
9,715,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2025	08/15/2016	A	10,774,615
1,000,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,103,920
540,000	WI H&EFA (WMA/MHCC/MVS Obligated Group)	5.600	08/15/2023	08/15/2013	A	546,944
15,000	WI Hsg. & EDA (Home Ownership), Series C1	6.000	09/01/2036	09/01/2015	A	15,511
1,000,000	WI Hsg. & EDA, Series B1	5.250	03/01/2029	09/01/2017	A	1,061,860
5,000	WI Hsg. & EDA, Series B1	5.300	11/01/2018	01/31/2013	A	5,011
1,000,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	1,148,200
12,250,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000	07/01/2022	07/01/2022		13,200,233

64	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Wisconsin Continued
$5,500,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.250%	07/01/2028	07/01/2022	A	$5,908,430

						99,396,460
Wyoming–0.1%
2,000,000	Sweetwater County, WY Solid Waste (FMC Corp.)[1]	5.600	12/01/2035	12/01/2015	A	2,133,160
1,500,000	WY Community Devel. Authority (Single Family Mtg.)[1]	5.000	12/01/2022	06/01/2017	A	1,608,105

						3,741,265

Total Municipal Bonds and Notes (Cost $5,506,988,334)						5,711,831,944
Corporate Bonds and Notes–0.0%
8,240	Delta Air Lines, Inc., Sr. Unsec. Nts.[7] (Cost $8,158)	8.000	12/01/2015			8,067

Shares
Common Stocks–0.0%
5,399	Resolute Forest Products[7,8] (Cost $ 58,903)					71,483
Total Investments, at Value (Cost $5,507,055,395)–100.4%						5,711,911,494
Liabilities in Excess of Other Assets–(0.4)						(24,429,659)

Net Assets–100.0%						$5,687,481,835

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C.	Date of mandatory put.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	Represents the current interest rate for a variable or increasing rate security.
5.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

65	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

6.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,955,600 or 0.19% of the Fund’s net assets as of December 31, 2012.
7.	Received as a result of a corporate action.
8.	Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance County Housing Corp.
AHC	Aurora Health Center
AHCM	Aurora Health Care Metro
AMG	Aurora Medical Group
AUS	Allegheny United Hospital
ATDC	Advanced Technology Development Center
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
BCHCC	Bernalillo County Health Care Corp.
BSHS	BonSecours Health Systems
BSVHC	BonSecours-Venice Healthcare Corp.
CDA	Communities Devel. Authority
CFHA	Central Florida Health Alliance
CHW	Catholic Healthcare West
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHC	Community Health & Home Care
CHS	Catholic Health Services
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DKH	Day Kimball Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EMH	Elmhurst Memorial Hospital
EMHC	Elmhurst Memorial Healthcare
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
EPBH	Emma Pendelton Bradley Hospital
FHA	Federal Housing Agency/Authority
FRS	Family Rehabilitation Services (Hancock Manor)
GHS	Gaston Health Services
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GPM	Greenbriar Prime Management
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.

66	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
HSC	Hospital for Special Care
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kuakini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
LFH	Lake Forest Hospital
LFHFI	Lake Forest Hospital & Fitness Hospital
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MCP	Medical College Of Pennsylvania
MHCC	Masonic Health Care Center
MHF	Miriam Hospital Foundation
MTA	Metropolitan Transportation Authority
MVS	Masonic Village on the Square
NSU	Northeastern State University
NWMH	Northwestern Memorial Hospital
NY/NJ	New York/New Jersey
NYC	New York City
PHCF	Presbyterian Healthcare Foundation
PHSvcs	Presbyterian Healthcare Servics
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
Res Rec	Resource Recovery Facility
SANC	St. Anne’s Nursing Center
SCIC	Scottsdale Captive Insurance Company
SHC	Scottsdale Healthcare Corp.
SHH	Scottsdale Healthcare Hospitals
SHRC	Scottsdale Healthcare Realty Corp.
SJHPCF	St. Joseph Hospital of Port Charlotte Florida
SJR	St. Joseph Residence
SJRNC	St. Johns Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TC	Travis Corp. (People Care)
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
TMH	The Miriam Hospital
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
UMass	University of Massachusetts
VC	VinFen Corp.
VCS	VinFen Clinical Services

67	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

VMNRC	Villa Marina Nursing & Rehabilitation Center
VOA	Volunteers of America
VTCMC	The Villages Tri-County Medical Center
WFS	Wheaton Franciscan Services
WFMG	Wheaton Franciscan Medical Group
WMA	Wisconsin Masonic Home
WPM	Westchester Prime Management

Notes to Statement of Investments

Effective January 28, 2013 the Fund changed its name to Oppenheimer Rochester Limited Term Municipal Fund from Oppenheimer Limited Term Municipal Fund.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate

68	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under

69	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $85,820,000.

70	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At December 31, 2012, municipal bond holdings with a value of $190,611,407 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $91,830,000 in short-term floating rate securities issued and outstanding at that date.

At December 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value

$12,035,000	AZ Health Facilities Authority ROLs[3]	13.064%	1/1/30	$12,035,000
25,000,000	CA Health Facilities Financing Authority[3]	9.264	11/15/31	36,325,000
16,485,000	Chicago, IL Board of Education ROLs[3]	8.395	12/1/24	20,959,853
17,500,000	Montgomery County, PA IDA ROLs[3]	9.314	8/1/30	21,015,750
2,810,000	RI Student Loan Authority[3]	9.663	12/1/23	2,823,010
2,785,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	9.193	12/1/38	3,442,371
1,610,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	13.573	6/1/39	2,180,423

				$98,781,407

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such

71	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $91,830,000 as of December 31, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 31, 2012 is as follows:

Cost	$5,631,319
Market Value	$2,942,444
Market Value as a % of Net Assets	0.05%

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

72	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

73	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

74	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$76,324,211	$—	$76,324,211
Alaska	—	9,062,280	—	9,062,280
Arizona	—	148,657,884	—	148,657,884
Arkansas	—	1,344,106	—	1,344,106
California	—	973,346,320	—	973,346,320
Colorado	—	91,716,675	—	91,716,675
Connecticut	—	2,276,090	—	2,276,090
Delaware	—	51,225	—	51,225
District of Columbia	—	87,425,280	—	87,425,280
Florida	—	405,590,446	—	405,590,446
Georgia	—	68,712,445	—	68,712,445
Hawaii	—	22,328,066	—	22,328,066
Idaho	—	3,008,114	—	3,008,114
Illinois	—	536,505,757	—	536,505,757
Indiana	—	76,748,753	—	76,748,753
Kansas	—	15,831,993	—	15,831,993
Kentucky	—	7,828,984	—	7,828,984
Louisiana	—	178,023,921	—	178,023,921
Maine	—	3,553,271	20	3,553,291
Maryland	—	17,956,120	—	17,956,120
Massachusetts	—	67,058,054	31,055	67,089,109
Michigan	—	377,584,171	—	377,584,171
Minnesota	—	1,897,943	—	1,897,943

75	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Mississippi	—	39,458,403	—	39,458,403
Missouri	—	50,178,637	—	50,178,637
Montana	—	337,088	—	337,088
Multi States	—	41,804,894	—	41,804,894
Nebraska	—	35,601,233	—	35,601,233
Nevada	—	43,147,195	—	43,147,195
New Hampshire	—	12,017,402	—	12,017,402
New Jersey	—	98,539,820	—	98,539,820
New Mexico	—	372,308	—	372,308
New York	—	144,870,673	—	144,870,673
North Carolina	—	13,356,924	—	13,356,924
North Dakota	—	478,610	—	478,610
Ohio	—	214,619,110	—	214,619,110
Oklahoma	—	82,776,707	—	82,776,707
Oregon	—	5,650,254	—	5,650,254
Pennsylvania	—	225,769,448	—	225,769,448
Rhode Island	—	112,957,418	—	112,957,418
South Carolina	—	29,785,462	—	29,785,462
South Dakota	—	17,111,047	—	17,111,047
Tennessee	—	58,436,773	—	58,436,773
Texas	—	335,058,515	—	335,058,515
U.S. Possessions	—	664,159,194	—	664,159,194
Utah	—	3,300,506	—	3,300,506
Vermont	—	18,283,370	—	18,283,370
Virginia	—	27,217,713	—	27,217,713
Washington	—	160,170,888	—	160,170,888
West Virginia	—	371,443	—	371,443
Wisconsin	—	99,396,460	—	99,396,460
Wyoming	—	3,741,265	—	3,741,265
Corporate Bonds and Notes	—	8,067	—	8,067
Common Stocks	71,483	—	—	71,483

Total Assets	$71,483	$5,711,808,936	$31,075	$5,711,911,494

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

76	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Federal tax cost of securities	$5,413,976,931	[1]

Gross unrealized appreciation	$227,850,738
Gross unrealized depreciation	(24,061,028)

Net unrealized appreciation	$203,789,710

1.	The Federal tax cost of securities does not include cost of $94,144,853, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

77	Oppenheimer Rochester Limited Term Municipal Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	2/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	2/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	2/11/2013